Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No.  97 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 98 ☒

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130
(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

James Ash, Esq	JoAnn Strasser,Esq.
Senior Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, Suite 1700
80 Arkay Drive, Suite 110	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)
[X]	On April 1, 2015 pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 97 to the Registration Statement contains Prospectuses and Statement of Additional Information describing the Milestone Treasury Obligations Fund, a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectuses relating to the Milestone Treasury Obligations Fund; (b) Statement of Additional Information relating to the Milestone Treasury Obligations Fund; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

ADVISORONE FUNDS

Milestone Treasury Obligations Fund

Premium	Class	Shares

PROSPECTUS April 1, 2015

17605 Wright Street

Omaha, NE 68130

www.advisoronefunds.com

(866) 811-0225

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U. S. Securities and Exchange Commission nor has the U. S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	3
Principal Investment Strategies	3
Principal Investment Risks	4
MANAGEMENT	4
Investment Adviser	4
Investment Adviser Portfolio Managers	5
HOW SHARES ARE PRICED	5
HOW TO PURCHASE SHARES	5
HOW TO REDEEM SHARES	7
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	10
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	11
HOUSEHOLDING	11
FINANCIAL HIGHLIGHTS	12
Privacy Notice	13

FUND SUMMARY

Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Premium Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.35%
Shareholder Servicing Fees	0.25%
Remaining Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and Expense Reimbursements*	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.65%

* The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest expense, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary or non-recurring expenses such as litigation or reorganization costs) will not exceed 0.65% of the Fund's average net assets for Premium Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for each share class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	Premium Class Shares
1	$66
3	$219
5	$385
10	$866

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

•	U.S. Treasury obligations maturing in 397 days or less.
•	Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Premium Class Shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.18%
Worst Quarter	December 31, 2013	0.00%*

* Less than 0.005%

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Average Annual Total Returns

(For the periods ended December 31, 2014)

	1 Year	5 years	10 Years
Premium Class Shares	0.00%	0.01%	1.25%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Premium Class Shares' seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Investment Adviser: CLS Investments, LLC (“CLS”).

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Marc Pfeffer, Senior Portfolio Manager of CLS and Rusty Vanneman, CFA, Chief Investment Officer of CLS, each serve as portfolio managers for the Fund.  Mr. Pfeffer has been a portfolio manager of the Fund since its inception in January 2012.  Mr. Vanneman has served as a portfolio manager of the Fund since May 2014.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described in the section titled "How Shares Are Priced" of the Fund's Prospectus.

Purchases and redemptions may be made by mailing an application or redemption request to AdvisorOne Funds c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling 1-866-811-0225. You also may purchase and redeem shares through a financial intermediary.

The minimum initial investment for Premium Class Shares is $100,000. There is no minimum subsequent investment.

Tax Information: Dividends and capital gain distributions you receive from the Fund are taxable to you as either ordinary income or capital gains tax rates unless you are investing through a tax-free account. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Milestone Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective may be changed without shareholder approval by the Fund's Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Fund enters into repurchase agreements with dealers that the adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of AdvisorOne Funds (the "Board"). The adviser

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monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Fund might suffer a loss.

The Fund will make no investment unless the adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Fund's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Fund may also invest up to 5% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Fund temporarily may hold up to 100% of its investable assets in cash. The Fund may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Fund may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Fund may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund will disclose its complete portfolio holdings monthly on its website at www.advisoronefunds.com. Additionally, the Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the "SEC") by the 70th day after the end of the relevant fiscal period.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The Statement of Additional Information also describes the policies and procedures that relate to the disclosure of the Fund's portfolio holdings.

MANAGEMENT

Investment Adviser

CLS Investments, LLC ("CLS"), a Nebraska limited liability company, serves as investment adviser to the Fund. CLS (including its predecessor) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989. As of December 31, 2014, CLS managed approximately $6.4 billion in assets under management. CLS maintains its principal offices at 17605 Wright Street, Omaha, Nebraska 68130. CLS is an affiliate of Gemini Fund Services, LLC and Northern Lights Distributors, LLC.

Under the terms of its investment advisory agreement, CLS is responsible for formulating the Fund's investment program and for making day-to-day investment decisions and engaging in portfolio transactions. CLS also furnishes officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations.

CLS is entitled to receive a monthly fee at the annualized rate (expressed as a percentage of the Fund's average daily net assets) of 0.10%.

CLS has agreed to defer its advisory fee and reimburse Fund expenses to limit total operating expenses at least through December 31, 2016, so that direct expenses do not exceed 0.65% of the average daily net assets of Premium Class shares of the Fund. Additionally, CLS has contractually agreed to waive its fees and/or reimburse expenses of the Fund,

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at least until December 31, 2016, to ensure that the daily yield will be at least zero for Premium Class shares of the Fund. For the fiscal period ended November 30, 2014, CLS received 0% after waiver.

Any deferral and reimbursement may be recouped by CLS from the Fund, to the extent that overall expenses fall below the preceding class-specific limits, within three years of when the amounts were deferred or reimbursed, including with respect to amounts waived or reimbursed by the predecessor fund's adviser pursuant to its expense limitation agreement with the predecessor fund.

Investment Adviser Portfolio Managers

Marc Pfeffer joined the adviser as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC ("Milestone") since 2004. Mr. Pfeffer has over 23 years of money market fund investment experience and in addition to serving as Chief Investment Officer, was also head of the portfolio management and the research team at the predecessor Fund's adviser. Before joining Milestone, Mr. Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management ("GSAM"). At GSAM Mr. Pfeffer was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer's portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

The Fund's investment advisory agreement with the adviser is subject to the Board's annual review and approval. A discussion regarding the basis for the Board's most recent approval of a new advisory agreement will be available in the Fund’s semi-annual report to shareholders dated May 31, 2015.

HOW SHARES ARE PRICED

The net asset value per share of the Fund is determined at 5:00 p.m. (Eastern Time) on each Fund business day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.

HOW TO PURCHASE SHARES

Types of Accounts

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

•	Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

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•	Gift or Transfer to Minors. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•	Trust. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

•	Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

•	Retirement. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan. Your financial consultant can help you determine if you are eligible.

Distribution Plan and Shareholder Services

The Board of Trustees of AdvisorOne Funds (the “Trust”) has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940, as amended(the "1940 Act") for Premium Class Shares of the Fund. The Plan adopted for such Shares allows the Fund to use part of its assets for the sale and distribution of these Shares, including advertising, marketing and other promotional activities. For these distribution services, under the Plan, the Fund pays the Fund's distributor (the "Distributor") up to the amount indicated in the table below.

The Board has also adopted a Shareholder Services Plan (the “Services Plan”), which provides that the Trust, on behalf of the Fund, may obtain the services of certain financial institutions, broker-dealers, and other financial intermediaries to act as shareholder servicing agents for their customers. For these services, the Trust may pay the shareholder servicing agent a shareholder servicing fee, up to the amount indicated below, based upon the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Payments under the Services Plan may vary and are determined by the Trust in its sole discretion, in amounts up to the amount indicated below.

Fees	Premium Class Shares
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%

The Distributor may use monies authorized by the Plan to compensate other parties that have entered into selling agreements with Distributor with respect to the distribution of Fund shares.

Because these distribution and shareholder service fees are paid out of the Fund's assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Fund and cost investors more than other types of sales loads. Pursuant to the 1940 Act, you will have exclusive voting rights with respect to the Plan for Premium Class Shares.

ADDITIONAL SHARE CLASSES

In addition to the Premium Class Shares, the Fund also offers Institutional Class Shares, Investor Class Shares and Financial Class Shares by separate prospectuses. For further information about these other classes of shares, please call (866) 811-0225.

Purchasing Shares

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•	the name of the Fund
•	the dollar amount of shares to be purchased
•	a completed purchase application or investment stub
•	check payable to the applicable Fund

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The minimum initial investment for Premium Class Shares is $100,000. AdvisorOne Funds or CLS may waive or lower the minimum in certain cases. You must complete and sign an application for each account you open.

The Fund and the Distributor each reserves the right to reject any purchase for any reason and to cancel any purchase due to non-payment. You must make all purchases in United States dollars and draw all checks on United States banks. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

Method of Purchase	Purchase Procedures

Through a Financial Professional	Contact your financial consultant. Your financial consultant can tell you the time by which you must submit your order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Fund before 5:00 p.m. (Eastern time).

Through Brokers

The Distributor authorizes certain securities dealers, banks or other financial service firms (collectively, "brokers") to purchase your shares. To receive that day's share price:

•   you must place your order with the broker before 5:00 p.m. Eastern time.

By Mail

To purchase Shares, send your completed application to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Include with your application your check, payable to "AdvisorOne Funds"

By Wire	If you wish to wire money to make a subsequent investment in the Fund, please call 1-866-811-0225 for wiring instructions and to notify the Fund that a wire is coming. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds.

By Telephone	You may make subsequent purchases in your account by telephoning 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open. We will electronically transfer money from the bank account you designate on your Application to our account with AdvisorOne Funds. This investment option is only available if you have not declined or cancelled your telephone investment privilege.

IMPORTANT NOTES	Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

HOW TO REDEEM SHARES

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request in good order. See Redemption Procedures Request in Good Order.

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain extraordinary conditions, we will send your redemption to you within seven days after we receive your redemption request. If you purchase shares by check and, soon after, request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Redemption proceeds must be payable to the registered shareholder(s) of the account or to a financial intermediary for the benefit of the registered shareholder(s) of the account. Please call 1-866-811-0225 for further information. We will not

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process your redemption request if it is not in good order. We will notify you if your redemption request is not in good order.

If, as a result of your redemption, your account value drops below $2,500, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least the minimum amount before we will process the redemption.

Medallion Signature Guarantees

Your redemption request must be accompanied by a "medallion signature guarantee" under certain circumstances, such as sending the redemption proceeds to an address other than the address of record.

Third Party Transactions

If you buy and redeem shares of the Fund through a member of the Financial Industry Regulatory Authority, Inc. that member may charge a fee for that service. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

CLS may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative and servicing functions for Fund shareholders and/or making the funds available for purchase on their platforms. These payments are made from CLS and are not charged to the Funds, unless part of an approved plan.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund's assets). The securities will be chosen by the Fund and valued at the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Method of Redemption	Redemption Procedures

By Telephone

You may authorize redemption of some or all shares in your account with the Fund by telephoning the Fund at 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open.

You will NOT be eligible to use the telephone redemption service if you:

•   have declined or canceled your telephone investment privilege;

•   wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record for the account;

•   must provide supporting legal documents such as a signature guarantee for redemption

•   have an account set up as a corporation, trust or partnership; or

•   wish to redeem from a retirement account.

By Mail

If you are redeeming Shares, you may send your redemption request to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

You must include the following information in your written request:

•   a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account

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number; • other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships; • a signature guarantee, if necessary.

By Wire	You may request your redemption proceeds be wired directly to the bank account designated on your application. The Fund's transfer agent will charge you a $10.00 fee for each wire redemption. The transfer agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Request in "Good Order"

For our mutual protection, all redemption requests must include:

•   your account number;

•   the amount of the transaction;

•   for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and

•   any supporting legal documentation that may be required.

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Options For Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions: Normally we will mail your check within two business days of a redemption.

Wire Redemptions: Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. AdvisorOne Funds' transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by AdvisorOne Funds.

Telephone Redemptions and Exchanges

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

AdvisorOne Funds reserves the right to refuse a telephone redemption or exchange if the caller cannot provide:

•                     the account number

•                     the name and address exactly as registered on the account

•                     the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

AdvisorOne Funds will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

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HOW TO EXCHANGE SHARES

The exchange privilege is a convenient way to buy shares in another fund in order to respond to changes in your investment goals or in market conditions. You may exchange your Premium Class Shares for Class N shares of any fund that is a series of AdvisorOne Funds without paying any sales charge.

If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,500.

You may exchange shares either by telephone, if you have not canceled your telephone privilege, or in writing. Written requests for exchange must provide the following:

• current Fund’s name;

• account names and numbers;

• the amount you wish to exchange;

• specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and

• signatures of all registered owners.

To exchange shares by telephone, you should call 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Fund is open. We will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Fund in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request. Please note that we will only accept exchanges if your ownership registrations in both accounts are identical.

We will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. We will not impose an initial sales charge, redemption fee or penalty on exchanges. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Systematic Exchange Program

The Systematic Exchange Program allows you to make regular, systematic exchanges from one AdvisorOne Fund account into an AdvisorOne Fund Milestone Treasury Obligations Fund Institutional Class Shares account. By setting up the program, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase Institutional Class Shares of the Milestone Treasury Obligations Fund.

To participate in the Systematic Exchange Program, you must have an initial account balance of $10,000 in the first account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the program will be terminated. You may also terminate the program by calling or writing the Fund. Once participation in the program has been terminated for any reason, to reinstate the program you must do so in writing; simply investing additional funds will not reinstate the program.

Exchanging Shares Purchased Through Your Financial Advisor. If Fund shares were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Transferring Registration

You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to the AdvisorOne Funds, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon

10

written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Fund is required by federal law to withhold 28%, or such other amounts as required by federal law, of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

To allow the adviser to manage the Fund most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. Eastern Time. To protect the Fund's performance and shareholders, the adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Fund's shares.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (866) 811-0225 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Premium Class Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been derived

11

from the financial statements audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, are included in the Fund’s November 30, 2014 annual report, which is available at no charge upon request.

Financial information prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund.

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Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Premium Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
Net investment income	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(b)

Less distributions from:
Net investment income	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)
Net realized gains	-		(0.000)	(b)	-		-		-
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return	0.00%		0.00%		0.01%		0.01%		0.01%

Net assets, at end of period (000s)	$ 39,477		$ 38,633		$ 48,238		$ 47,872		$ 365,987

Ratio of gross expenses to average
net assets (c)	0.70%		0.67%		0.71%		0.70%		0.65%
Ratio of net expenses to average
net assets	0.06%	(d)	0.10%	(d)	0.19%	(d)	0.13%	(e)	0.19%	(e)
Ratio of net investment income
to average net assets	0.00%	(f)	0.00%	(f)	0.01%		0.00%	(f)	0.00%	(f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Amount represents less than $0.01 per share.
(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Fund’s investment adviser (“Adviser”).
(d)	The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
0.46% and 0.17% for the periods ended November 30, 2012 and November 30, 2013, respectively, and 0.16% for the year ended November 30, 2014, decreased the net expense ratio.
(e)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waivers, 0.46%, and 0.52%, for the periods ended November 30, 2010 through November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.
(f)	Less than 0.005%.

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Rev. July 2014
FACTS	WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

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Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates' everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne :

•         CLS Investments, LLC

•          NorthStar Financial Services Group, LLC

•          NorthStar Holdings, LLC

•         Gemcom, LLC

•         Gemini Fund Services, LLC

•         Gemini Alternative Funds, LLC

•         Gemini Hedge Fund Services, LLC

•         Northern Lights Compliance Services, LLC

•         Northern Lights Distributors, LLC

•         Orion Advisor Services, LLC

•          Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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WHERE TO GO FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information ("SAI"): The Statement of Additional Information contains additional and more detailed information about the Fund.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

There are three ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

AdvisorOne Funds

C/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-866-811-0225

The Prospectus, Annual Report, Semi-Annual Report and holdings information are available at www.AdvisorOneFunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 100 F Street, NE, Washington, DC 20549-1520

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

Public Reference Room - U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-1520

1-202-551-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-866-811-0225.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The AdvisorOne Funds' Investment Company Act File Number is 811-08037.

1-866-811-0225

www.AdvisorOneFunds.com

www.advisoronefunds.com
17605 Wright Street • Omaha, NE 68130
(866) 811-0225

Distributed by Northern Lights Distributors, LLC
Member FINRA

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ADVISORONE FUNDS

Milestone Treasury Obligations Fund

Financial	Class	Shares

PROSPECTUS April 1, 2015

17605 Wright Street

Omaha, NE 68130

www.advisoronefunds.com

(866) 811-0225

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U. S. Securities and Exchange Commission nor has the U. S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	3
Principal Investment Strategies	3
Principal Investment Risks	4
MANAGEMENT	4
Investment Adviser	4
Investment Adviser Portfolio Managers	5
HOW SHARES ARE PRICED	5
HOW TO PURCHASE SHARES	5
HOW TO REDEEM SHARES	7
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	10
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	11
HOUSEHOLDING	11
FINANCIAL HIGHLIGHTS	11
Privacy Notice	13

FUND SUMMARY

Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Financial Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.14%
Shareholder Servicing Fees	0.05%
Remaining Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and Expense Reimbursements*	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.15%

* The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any interest expense, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary or non-recurring expenses such as litigation or reorganization costs) will not exceed 0.15% of the Fund's average net assets for Financial Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for Financial Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	Financial Class Shares
1	$15
3	$68
5	$126
10	$297

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

•	U.S. Treasury obligations maturing in 397 days or less.
•	Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Financial Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.30%
Worst Quarter	December 31, 2013	0.00%

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Average Annual Total Returns

(For the periods ended December 31, 2014)

	1 Year	5 years	10 Years
Financial Class Shares	0.00%	0.02%	1.47%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Financial Class Shares' seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Investment Adviser: CLS Investments, LLC (“CLS”).

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Marc Pfeffer, Senior Portfolio Manager of CLS and Rusty Vanneman, CFA, Chief Investment Officer of CLS, each serve as portfolio managers for the Fund.  Mr. Pfeffer has been a portfolio manager of the Fund since its inception in January 2012.  Mr. Vanneman has served as a portfolio manager of the Fund since May 2014.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described in the section titled "How Shares Are Priced" of the Fund's Prospectus.

Purchases and redemptions may be made by mailing an application or redemption request to AdvisorOne Funds c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling 1-866-811-0225. You also may purchase and redeem shares through a financial intermediary.

The minimum initial investment for Financial Class Shares is $20,000,000. There is no minimum subsequent investment.

Tax Information: Dividends and capital gain distributions you receive from the Fund are taxable to you as either ordinary income or capital gains tax rates unless you are investing through a tax-free account. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Milestone Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective may be changed without shareholder approval by the Fund's Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

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The Fund enters into repurchase agreements with dealers that the adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of AdvisorOne Funds (the "Board"). The adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Fund might suffer a loss.

The Fund will make no investment unless the adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Fund's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Fund may also invest up to 5% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Fund temporarily may hold up to 100% of its investable assets in cash. The Fund may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Fund may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Fund may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund will disclose its complete portfolio holdings monthly on its website at www.advisoronefunds.com. Additionally, the Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the "SEC") by the 70th day after the end of the relevant fiscal period.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The Statement of Additional Information also describes the policies and procedures that relate to the disclosure of the Fund's portfolio holdings.

MANAGEMENT

Investment Adviser

CLS Investments, LLC ("CLS"), a Nebraska limited liability company, serves as investment adviser to the Fund. CLS (including its predecessor) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989. As of December 31, 2014, CLS managed approximately $6.4 billion in assets under management. CLS maintains its principal offices at 17605 Wright Street, Omaha, Nebraska 68130. CLS is an affiliate of Gemini Fund Services, LLC and Northern Lights Distributors, LLC.

Under the terms of its investment advisory agreement, CLS is responsible for formulating the Fund's investment program and for making day-to-day investment decisions and engaging in portfolio transactions. CLS also furnishes officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations.

CLS is entitled to receive a monthly fee at the annualized rate (expressed as a percentage of the Fund's average daily net assets) of 0.10%.

CLS has agreed to defer its advisory fee and reimburse Fund expenses to limit total operating expenses at least through December 31, 2015, so that direct expenses do not exceed 0.15% of the average daily net assets of Financial Class shares of the Fund. Additionally, CLS has contractually agreed to waive its fees and/or reimburse expenses of the Fund,

4

at least until December 31, 2016, to ensure that the daily yield will be at least zero for Financial Class shares of the Fund. For the fiscal period ended November 30, 2014, CLS received 0% after waiver.

Any deferral and reimbursement may be recouped by CLS from the Fund, to the extent that overall expenses fall below the preceding class-specific limits, within three years of when the amounts were deferred or reimbursed, including with respect to amounts waived or reimbursed by the predecessor fund's adviser pursuant to its expense limitation agreement with the predecessor fund.

Investment Adviser Portfolio Managers

Marc Pfeffer joined the adviser as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC ("Milestone") since 2004. Mr. Pfeffer has over 23 years of money market fund investment experience and in addition to serving as Chief Investment Officer, was also head of the portfolio management and the research team at the predecessor Fund's adviser. Before joining Milestone, Mr. Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management ("GSAM"). At GSAM Mr. Pfeffer was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer's portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets

The Fund's investment advisory agreement with the adviser is subject to the Board's annual review and approval. A discussion regarding the basis for the Board's most recent approval of a new advisory agreement will be available in the Fund’s semi-annual report dated May 31, 2015.

HOW SHARES ARE PRICED

The net asset value per share of the Fund is determined at 5:00 p.m. (Eastern Time) on each Fund business day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.

HOW TO PURCHASE SHARES

Types of Accounts

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

•	Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

5

•	Gift or Transfer to Minors. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•	Trust. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

•	Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

•	Retirement. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan. Your financial consultant can help you determine if you are eligible.

Shareholder Services

The Board has adopted a Shareholder Services Plan (“Services Plan”), which provides that AdvisorOne Funds (the “Trust”), on behalf of the Fund, may obtain the services of certain financial institutions, broker-dealers, and other financial intermediaries to act as shareholder servicing agents for their customers. For these services, the Trust may pay the shareholder servicing agent a fee, up to the amount indicated below, based upon the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Payments under the Services Plan may vary and are determined by the Trust in its sole discretion, in amounts up to the amount indicated below.

Fees	Financial Class Shares
Shareholder Servicing Fees	0.05%

Because these shareholder service fees are paid out of the Fund's assets on an ongoing basis, such fees may, over time, increase the cost of investing in the Fund. Pursuant to the Investment Company Act of 1940, as amended, you will have exclusive voting rights with respect to the Services Plan for Financial Class Shares.

ADDITIONAL SHARE CLASSES

In addition to the Financial Class Shares, the Fund also offers Institutional Class Shares, Investor Class Shares and Premium Class Shares by separate prospectuses. For further information about these other classes of shares, please call (866) 811-0225.

Purchasing Shares

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•	the name of the Fund
•	the dollar amount of shares to be purchased
•	a completed purchase application or investment stub
•	check payable to the applicable Fund

The minimum initial investment for Financial Class Shares is $20,000,000.AdvisorOne Funds or CLS may waive or lower the minimum in certain cases. You must complete and sign an application for each account you open.

The Fund and the Distributor each reserves the right to reject any purchase for any reason and to cancel any purchase due to non-payment. You must make all purchases in United States dollars and draw all checks on United States banks. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

6

Method of Purchase	Purchase Procedures

Through a Financial Professional	Contact your financial consultant. Your financial consultant can tell you the time by which you must submit your order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Fund before 5:00 p.m. Eastern time).

Through Brokers

The Distributor authorizes certain securities dealers, banks or other financial service firms (collectively, "brokers") to purchase your shares. To receive that day's share price:

•   you must place your order with the broker before 5:00 p.m. Eastern time.

By Mail

To purchase Shares, send your completed application to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Include with your application your check, payable to "AdvisorOne Funds"

By Wire

If you wish to wire money to make a subsequent investment in the Fund, please call 1-866-811-0225 for wiring instructions and to notify the Fund that a wire is coming. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds.

By Telephone	You may make subsequent purchases in your account by telephoning 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open. We will electronically transfer money from the bank account you designate on your Application to our account with AdvisorOne Funds. This investment option is only available if you have not declined or cancelled your telephone investment privilege.

IMPORTANT NOTES	Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

HOW TO REDEEM SHARES

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request in good order. See Redemption Procedures Request in Good Order.

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain extraordinary conditions, we will send your redemption to you within seven days after we receive your redemption request. If you purchase shares by check and, soon after, request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Redemption proceeds must be payable to the registered shareholder(s) of the account or to a financial intermediary for the benefit of the registered shareholder(s) of the account. Please call 1-866-811-0225 for further information. We will not process your redemption request if it is not in good order. We will notify you if your redemption request is not in good order.

If, as a result of your redemption, your account value drops below $2,500, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least the minimum amount before we will process the redemption.

7

Medallion Signature Guarantees

Your redemption request must be accompanied by a "medallion signature guarantee" under certain circumstances, such as sending the redemption proceeds to an address other than the address of record.

Third Party Transactions

If you buy and redeem shares of the Fund through a member of the Financial Industry Regulatory Authority, Inc. that member may charge a fee for that service. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

CLS may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative and servicing functions for Fund shareholders and/or making the funds available for purchase on their platforms. These payments are made from CLS and are not charged to the Fund, unless part of an approved Plan.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund's assets). The securities will be chosen by the Fund and valued at the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Method of Redemption	Redemption Procedures

By Telephone

You may authorize redemption of some or all shares in your account with the Fund by telephoning the Fund at 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open.

You will NOT be eligible to use the telephone redemption service if you:

•   have declined or canceled your telephone investment privilege;

•   wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record for the account;

•   must provide supporting legal documents such as a signature guarantee for redemption

•   have an account set up as a corporation, trust or partnership; or

•   wish to redeem from a retirement account.

By Mail

If you are redeeming Shares, you may send your redemption request to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

You must include the following information in your written request:

•   a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

•   other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

•   a signature guarantee, if necessary.

By Wire	You may request your redemption proceeds be wired directly to the bank account
8

designated on your application. The Fund's transfer agent will charge you a $10.00 fee for each wire redemption. The transfer agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Request in "Good Order"

For our mutual protection, all redemption requests must include:

•   your account number;

•   the amount of the transaction;

•   for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and

•   any supporting legal documentation that may be required.

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Options For Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions: Normally we will mail your check within two business days of a redemption.

Wire Redemptions: Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. AdvisorOne Funds' transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by AdvisorOne Funds.

Telephone Redemptions and Exchanges

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

AdvisorOne Funds reserves the right to refuse a telephone redemption or exchange if the caller cannot provide:

•                     the account number

•                     the name and address exactly as registered on the account

•                     the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

AdvisorOne Funds will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

HOW TO EXCHANGE SHARES

The exchange privilege is a convenient way to buy shares in another fund in order to respond to changes in your investment goals or in market conditions. You may exchange your Financial Class Shares for Class N shares of any fund that is a series of AdvisorOne Funds without paying any sales charge.

9

If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,500.

You may exchange shares either by telephone, if you have not canceled your telephone privilege, or in writing. Written requests for exchange must provide the following:

• current Fund’s name;

• account names and numbers;

• the amount you wish to exchange;

• specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and

• signatures of all registered owners.

To exchange shares by telephone, you should call 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Fund is open. We will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Fund in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request. Please note that we will only accept exchanges if your ownership registrations in both accounts are identical.

We will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. We will not impose an initial sales charge, redemption fee or penalty on exchanges. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Systematic Exchange Program

The Systematic Exchange Program allows you to make regular, systematic exchanges from one AdvisorOne Fund account into an AdvisorOne Fund Milestone Treasury Obligations Fund Institutional Class Shares account. By setting up the program, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase Institutional Class Shares of the Milestone Treasury Obligations Fund.

To participate in the Systematic Exchange Program, you must have an initial account balance of $10,000 in the first account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the program will be terminated. You may also terminate the program by calling or writing the Fund. Once participation in the program has been terminated for any reason, to reinstate the program you must do so in writing; simply investing additional funds will not reinstate the program.

Exchanging Shares Purchased Through Your Financial Advisor. If Fund shares were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Transferring Registration

You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to the AdvisorOne Funds, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

10

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Fund is required by federal law to withhold 28%, or such other amounts as required by federal law, of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

To allow the adviser to manage the Fund most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. Eastern Time. To protect the Fund's performance and shareholders, the adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Fund's shares.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (866) 811-0225 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Financial Class Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, are included in the Fund’s November 30, 2014 annual report, which is available at no charge upon request.

Financial information prior to 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund.

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Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Financial Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
Net investment income	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.001

Less distributions from:
Net investment income	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.001)
Net realized gains	-		(0.000)	(b)	-		-		-
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return	0.00%		0.01%		0.02%		0.02%		0.05%

Net assets, at end of period (000s)	$ 67,527		$ 57,904		$ 63,374		$ 187,070		$ 520,606

Ratio of gross expenses to average
net assets (c)	0.24%		0.23%		0.26%		0.24%		0.20%
Ratio of net expenses to average
net assets	0.06%	(d)	0.09%	(d)	0.14%	(d)	0.12%	(e)	0.15%
Ratio of net investment income
to average net assets	0.00%	(f)	0.01%		0.02%		0.02%		0.05%

(a)							Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Amount represents less than $0.01 per share.
(c)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Fund’s investment adviser (“Adviser”).
(d)							The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
0.01% and 0.03% for the periods ended November 30, 2012 and November 30, 2013, respectively, and 0.09% for the year ended November 30, 2014, decreased the net expense ratio.
(e)							The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
The additional waiver, 0.03%, for the period ended November 30, 2011, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.
(f) Less than 0.005%.

12

Rev. July 2014
FACTS	WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

13

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates' everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•          sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

CLS Investments, LLC

•

•          NorthStar Financial Services Group, LLC

•          NorthStar Holdings, LLC

•         Gemcom, LLC

•         Gemini Fund Services, LLC

•         Gemini Alternative Funds, LLC

•         Gemini Hedge Fund Services, LLC

•         Northern Lights Compliance Services, LLC

•         Northern Lights Distributors, LLC

•         Orion Advisor Services, LLC

•          Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

14

WHERE TO GO FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information ("SAI"): The Statement of Additional Information contains additional and more detailed information about the Fund.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

There are three ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-866-811-0225

The Prospectus, Annual Report, Semi-Annual Report and holdings information are available at www.AdvisorOneFunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 100 F Street, NE, Washington, DC 20549-1520

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

Public Reference Room - U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-1520

1-202-551-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-866-811-0225.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The AdvisorOne Funds' Investment Company Act File Number is 811-08037.

1-866-811-0225

www.AdvisorOneFunds.com

www.advisoronefunds.com
17605 Wright Street • Omaha, NE 68130
(866) 811-0225

Distributed by Northern Lights Distributors, LLC
Member FINRA

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ADVISORONE FUNDS

Milestone Treasury Obligations Fund

Institutional	Class	Shares	MTIXX

PROSPECTUS April 1, 2015

17605 Wright Street

Omaha, NE 68130

www.advisoronefunds.com

(866) 811-0225

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U. S. Securities and Exchange Commission nor has the U. S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	3
Principal Investment Strategies	3
Principal Investment Risks	4
MANAGEMENT	4
Investment Adviser	4
Investment Adviser Portfolio Managers	5
HOW SHARES ARE PRICED	5
HOW TO PURCHASE SHARES	5
HOW TO REDEEM SHARES	7
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	10
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	11
HOUSEHOLDING	11
FINANCIAL HIGHLIGHTS	11
Privacy Notice	13

FUND SUMMARY

Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.20%
Shareholder Servicing Fees	0.10%
Remaining Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.30%
Fee Waiver and Expense Reimbursements*	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.20%

* The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.20% of the Fund’s average daily net assets for Institutional Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for Institutional Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	Institutional Class Shares
1	$20
3	$86
5	$159
10	$371

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

•	U.S. Treasury obligations maturing in 397 days or less.
•	Repurchase agreements fully collateralized by U.S. Treasury obligations.
1

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.29%
Worst Quarter	December 31, 2013	0.00%

Average Annual Total Returns

(For the periods ended December 31, 2014)

	1 Year	5 years	10 Years
Institutional Class Shares	0.00%	0.01%	1.44%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Institutional Class Shares' seven-day current yield on December 31, 2014 was 0.00%.

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Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Investment Adviser: CLS Investments, LLC (“CLS”).

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Marc Pfeffer, Senior Portfolio Manager of CLS and Rusty Vanneman, CFA, Chief Investment Officer of CLS, each serve as portfolio managers for the Fund.  Mr. Pfeffer has been a portfolio manager of the Fund since its inception in January 2012.  Mr. Vanneman has served as a portfolio manager of the Fund since May 2014.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described in the section titled "How Shares Are Priced" of the Fund's Prospectus.

Purchases and redemptions may be made by mailing an application or redemption request to AdvisorOne Funds c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling 1-866-811-0225. You also may purchase and redeem shares through a financial intermediary.

The minimum initial investment for Institutional Class Shares is $10,000,000; provided, that shareholders of funds that are a series of AdvisorOne Funds are not subject to any minimum initial investment when they sell such shares to exchange the proceeds for Institutional Class Shares. There is no minimum subsequent investment.

Tax Information: Dividends and capital gain distributions you receive from the Fund are taxable to you as either ordinary income or capital gains tax rates unless you are investing through a tax-free account. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Milestone Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective may be changed without shareholder approval by the Fund's Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Fund enters into repurchase agreements with dealers that the adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of AdvisorOne Funds (the "Board"). The adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Fund might suffer a loss.

The Fund will make no investment unless the adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Fund's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

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The Fund may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Fund may also invest up to 5% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Fund temporarily may hold up to 100% of its investable assets in cash. The Fund may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Fund may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Fund may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund will disclose its complete portfolio holdings monthly on its website at www.advisoronefunds.com. Additionally, the Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the "SEC") by the 70th day after the end of the relevant fiscal period.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The Statement of Additional Information also describes the policies and procedures that relate to the disclosure of the Fund's portfolio holdings.

MANAGEMENT

Investment Adviser

CLS Investments, LLC ("CLS"), a Nebraska limited liability company, serves as investment adviser to the Fund. CLS (including its predecessor) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989. As of December 31, 2014, CLS managed approximately $6.4 billion in assets under management. CLS maintains its principal offices at 17605 Wright Street, Omaha, Nebraska 68130. CLS is an affiliate of Gemini Fund Services, LLC and Northern Lights Distributors, LLC.

Under the terms of its investment advisory agreement, CLS is responsible for formulating the Fund's investment program and for making day-to-day investment decisions and engaging in portfolio transactions. CLS also furnishes officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations.

CLS is entitled to receive a monthly fee at the annualized rate (expressed as a percentage of the Fund's average daily net assets) of 0.10%.

CLS has agreed to defer its advisory fee and reimburse Fund expenses to limit total operating expenses at least through December 31, 2016, so that direct expenses do not exceed 0.20% of the average daily net assets of Institutional Class shares of the Fund. Additionally, CLS has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016, to ensure that the daily yield will be at least zero for Institutional Class shares of the Fund. For the fiscal period ended November 30, 2014, CLS received 0% after waiver.

Any deferral and reimbursement may be recouped by CLS from the Fund, to the extent that overall expenses fall below the preceding class-specific limits, within three years of when the amounts were deferred or reimbursed, including with respect to amounts waived or reimbursed by the predecessor fund's adviser pursuant to its expense limitation agreement with the predecessor fund.

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Investment Adviser Portfolio Managers

Marc Pfeffer joined the adviser as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC ("Milestone") since 2004. Mr. Pfeffer has over 23 years of money market fund investment experience and in addition to serving as Chief Investment Officer, was also head of the portfolio management and the research team at the predecessor Fund's adviser. Before joining Milestone, Mr. Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management ("GSAM"). At GSAM Mr. Pfeffer was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer's portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

The Fund's investment advisory agreement with the adviser is subject to the Board's annual review and approval. A discussion regarding the basis for the Board's most recent approval of a new advisory agreement will be available in the Fund’s semi-annual report dated May 31, 2014.

HOW SHARES ARE PRICED

The net asset value per share of the Fund is determined at 5:00 p.m. (Eastern Time) on each Fund business day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.

HOW TO PURCHASE SHARES

Types of Accounts

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

•	Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

•	Gift or Transfer to Minors. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•	Trust. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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•	Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

•	Retirement. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan. Your financial consultant can help you determine if you are eligible.

Shareholder Services

The Board has adopted a Shareholder Services Plan (the “Plan”), which provides that AdvisorOne Funds (the “Trust”), on behalf of the Fund, may obtain the services of certain financial institutions, broker-dealers, and other financial intermediaries to act as shareholder servicing agents for their customers. For these services, the Trust may pay the shareholder servicing agent a fee, up to the amount indicated below, based upon the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Payments under the Plan may vary and are determined by the Trust in its sole discretion, in amounts up to the amount indicated below.

Fees	Institutional Class Shares
Shareholder Servicing Fees	0.10%

Because these shareholder service fees are paid out of the Fund's assets on an ongoing basis, such fees may, over time, increase the cost of investing in the Fund. Pursuant to the Investment Company Act of 1940, as amended, you will have exclusive voting rights with respect to the Plan for Institutional Class Shares.

ADDITIONAL SHARE CLASSES

In addition to the Institutional Class Shares, the Fund also offers Financial Class Shares, Investor Class Shares and Premium Class Shares by separate prospectuses. For further information about these other classes of shares, please call (866) 811-0225.

Purchasing Shares

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•	the name of the Fund
•	the dollar amount of shares to be purchased
•	a completed purchase application or investment stub
•	check payable to the applicable Fund

The minimum initial investment for Institutional Class Shares is $10,000,000. However, shareholders of funds that are a series of AdvisorOne Funds are not subject to any minimum initial investment when they sell such shares to exchange the proceeds for Milestone Treasury Obligations Fund Institutional Class shares.

AdvisorOne Funds or CLS may waive or lower the minimum in certain cases. You must complete and sign an application for each account you open.

The Fund and the Distributor each reserves the right to reject any purchase for any reason and to cancel any purchase due to non-payment. You must make all purchases in United States dollars and draw all checks on United States banks. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

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Method of Purchase	Purchase Procedures

Through a Financial Professional	Contact your financial consultant. Your financial consultant can tell you the time by which you must submit your order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Fund before 5:00 p.m. Eastern time).

Through Brokers

The Distributor authorizes certain securities dealers, banks or other financial service firms (collectively, "brokers") to purchase your shares. To receive that day's share price:

•   you must place your order with the broker before 5:00 p.m. Eastern time.

By Mail

To purchase Shares, send your completed application to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Include with your application your check, payable to "AdvisorOne Funds"

By Wire	If you wish to wire money to make a subsequent investment in the Fund, please call 1-866-811-0225 for wiring instructions and to notify the Fund that a wire is coming. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds.

By Telephone	You may make subsequent purchases in your account by telephoning 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open. We will electronically transfer money from the bank account you designate on your Application to our account with AdvisorOne Funds. This investment option is only available if you have not declined or cancelled your telephone investment privilege.

IMPORTANT NOTES	Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

HOW TO REDEEM SHARES

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request in good order. See Redemption Procedures Request in Good Order.

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain extraordinary conditions, we will send your redemption to you within seven days after we receive your redemption request. If you purchase shares by check and, soon after, request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Redemption proceeds must be payable to the registered shareholder(s) of the account or to a financial intermediary for the benefit of the registered shareholder(s) of the account. Please call 1-866-811-0225 for further information. We will not process your redemption request if it is not in good order. We will notify you if your redemption request is not in good order.

If, as a result of your redemption, your account value drops below $2,500, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least the minimum amount before we will process the redemption.

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Medallion Signature Guarantees

Your redemption request must be accompanied by a "medallion signature guarantee" under certain circumstances, such as sending the redemption proceeds to an address other than the address of record.

Third Party Transactions

If you buy and redeem shares of the Fund through a member of the Financial Industry Regulatory Authority, Inc. that member may charge a fee for that service. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

CLS may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative and servicing functions for Fund shareholders and/or making the funds available for purchase on their platforms. These payments are made from CLS and are not charged to the Fund, unless part of an approved Plan.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund's assets). The securities will be chosen by the Fund and valued at the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Method of Redemption	Redemption Procedures

By Telephone

You may authorize redemption of some or all shares in your account with the Fund by telephoning the Fund at 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open.

You will NOT be eligible to use the telephone redemption service if you:

•   have declined or canceled your telephone investment privilege;

•   wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record for the account;

•   must provide supporting legal documents such as a signature guarantee for redemption

•   have an account set up as a corporation, trust or partnership; or

•   wish to redeem from a retirement account.

By Mail

If you are redeeming Shares, you may send your redemption request to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

You must include the following information in your written request:

•   a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

•   other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

•   a signature guarantee, if necessary.

By Wire	You may request your redemption proceeds be wired directly to the bank account designated on your application. The Fund's transfer agent will charge you a
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$10.00 fee for each wire redemption. The transfer agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Request in "Good Order"

For our mutual protection, all redemption requests must include:

•   your account number;

•   the amount of the transaction;

•   for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and

•   any supporting legal documentation that may be required.

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Options For Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions: Normally we will mail your check within two business days of a redemption.

Wire Redemptions: Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. AdvisorOne Funds' transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by AdvisorOne Funds.

Telephone Redemptions and Exchanges

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

AdvisorOne Funds reserves the right to refuse a telephone redemption or exchange if the caller cannot provide:

•                     the account number

•                     the name and address exactly as registered on the account

•                     the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

AdvisorOne Funds will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

HOW TO EXCHANGE SHARES

The exchange privilege is a convenient way to buy shares in another fund in order to respond to changes in your investment goals or in market conditions. You may exchange your Institutional Class Shares for Class N shares of any fund that is a series of AdvisorOne Funds without paying any sales charge.

If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,500.

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You may exchange shares either by telephone, if you have not canceled your telephone privilege, or in writing. Written requests for exchange must provide the following:

•	current Fund’s name;
•	account names and numbers;
•	the amount you wish to exchange;
•	specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and
•	signatures of all registered owners.

To exchange shares by telephone, you should call 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Fund is open. We will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Fund in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request. Please note that we will only accept exchanges if your ownership registrations in both accounts are identical.

We will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. We will not impose an initial sales charge, redemption fee or penalty on exchanges. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Systematic Exchange Program

The Systematic Exchange Program allows you to make regular, systematic exchanges from one AdvisorOne Fund account into an AdvisorOne Fund Milestone Treasury Obligations Fund Institutional Class Shares account. By setting up the program, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase Institutional Class Shares of the Milestone Treasury Obligations Fund.

To participate in the Systematic Exchange Program, you must have an initial account balance of $10,000 in the first account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the program will be terminated. You may also terminate the program by calling or writing the Fund. Once participation in the program has been terminated for any reason, to reinstate the program you must do so in writing; simply investing additional funds will not reinstate the program.

Exchanging Shares Purchased Through Your Financial Advisor. If Fund shares were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Transferring Registration

You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to the AdvisorOne Funds, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

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TAX MATTERS

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Fund is required by federal law to withhold 28%, or such other amounts as required by federal law, of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

To allow the adviser to manage the Fund most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. Eastern Time To protect the Fund's performance and shareholders, the adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Fund's shares.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (866) 811-0225 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Class Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, are included in the Fund’s November 30, 2014 annual report, which is available at no charge upon request. Financial information prior to 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund.

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Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Institutional Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
Net investment income	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(b)

Less distributions from:
Net investment income	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)
Net realized gains	-		(0.000)	(b)	-		-		-
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return	0.00%		0.01%		0.01%		0.01%		0.01%

Net assets, at end of period (000s)	$ 381,208		$ 79,964		$ 75,810		$ 240,723		$ 365,139

Ratio of gross expenses to average
net assets (c)	0.30%		0.27%		0.30%		0.34%		0.35%
Ratio of net expenses to average
net assets	0.06%	(d)	0.09%	(d)	0.14%	(d)	0.13%	(e)	0.19%	(e)
Ratio of net investment income
to average net assets	0.00%	(f)	0.01%		0.01%		0.00%	(f)	0.01%

(a)		Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Amount represents less than $0.01 per share.
(c)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Fund’s investment adviser (“Adviser”).
(d)		The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
0.06% and 0.08% for the periods ended November 30, 2012 and November 30, 2013, respectively, and 0.14% for the year ended November 30, 2014, decreased the net expense ratio.
(e)		The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
The additional waiver, 0.01% and 0.07%, for the periods ended November 30, 2010, and November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.
(f) Less than 0.005%.

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Rev. July 2014
FACTS	WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

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Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

•         CLS Investments, LLC

•          NorthStar Financial Services Group, LLC

•          NorthStar Holdings, LLC

•         Gemcom, LLC

•         Gemini Fund Services, LLC

•         Gemini Alternative Funds, LLC

•         Gemini Hedge Fund Services, LLC

•         Northern Lights Compliance Services, LLC

•         Northern Lights Distributors, LLC

•         Orion Advisor Services, LLC

•         Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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WHERE TO GO FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information ("SAI"): The Statement of Additional Information contains additional and more detailed information about the Fund.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

There are three ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-866-811-0225

The Prospectus, Annual Report, Semi-Annual Report and holdings information are available at www.AdvisorOneFunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 100 F Street, NE, Washington, DC 20549-1520

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

Public Reference Room - U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-1520

1-202-551-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-866-811-0225.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The AdvisorOne Funds' Investment Company Act File Number is 811-08037.

1-866-811-0225

www.AdvisorOneFunds.com

www.advisoronefunds.com
17605 Wright Street • Omaha, NE 68130
(866) 811-0225

Distributed by Northern Lights Distributors, LLC
Member FINRA

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ADVISORONE FUNDS

Milestone Treasury Obligations Fund

Investor	Class	Shares	MTOXX

PROSPECTUS April 1, 2015

17605 Wright Street

Omaha, NE 68130

www.advisoronefunds.com

(866) 811-0225

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U. S. Securities and Exchange Commission nor has the U. S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	3
Principal Investment Strategies	3
Principal Investment Risks	4
MANAGEMENT	4
Investment Adviser	4
Investment Adviser Portfolio Managers	5
HOW SHARES ARE PRICED	5
HOW TO PURCHASE SHARES	5
HOW TO REDEEM SHARES	7
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	10
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	11
HOUSEHOLDING	11
FINANCIAL HIGHLIGHTS	12
Privacy Notice	13

FUND SUMMARY

Investment Objective:

The Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.35%
Shareholder Servicing Fees	0.25%
Remaining Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.45%

* The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any interest expense, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary or non-recurring expenses such as litigation or reorganization costs) will not exceed 0.45% of the Fund’s average daily net assets for Investor Class Shares of the Fund. Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for Investor Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund' adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Year	Investor Class Shares
1	$46
3	$144
5	$252
10	$567

Principal Investment Strategies:

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

•	U.S. Treasury obligations maturing in 397 days or less.
•	Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Investment Risks:

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Performance:

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the periods prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Annual Returns for Years Ended December 31,

Best Quarter	December 31, 2006	1.23%
Worst Quarter	December 31, 2013	0.00%*

*Less than 0.005%

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Average Annual Total Returns

(For the periods ended December 31, 2014)

	1 Year	5 years	10 Years
Investor Class Shares	0.00%	0.01%	1.33%
Lipper U.S. Treasury Money Market Funds Index	0.0057%	0.0078%	1.23%

The Investor Class Shares' seven-day current yield on December 31, 2014 was 0.00%.

Returns would have been lower if the Fund’s adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Investment Adviser: CLS Investments, LLC (“CLS”).

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Marc Pfeffer, Senior Portfolio Manager of CLS and Rusty Vanneman, CFA, Chief Investment Officer of CLS, each serve as portfolio managers for the Fund.  Messrs. Pfeffer has been a portfolio manager of the Fund since its inception in January 2012.  Mr. Vanneman has served as a portfolio manager of the Fund since May 2014.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described in the section titled "How Shares Are Priced" of the Fund's Prospectus.

Purchases and redemptions may be made by mailing an application or redemption request to AdvisorOne Funds c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling 1-866-811-0225. You also may purchase and redeem shares through a financial intermediary.

The minimum initial investment for Investor Class Shares is $1,000,000. There is no minimum subsequent investment.

Tax Information: Dividends and capital gain distributions you receive from the Fund are taxable to you as either ordinary income or capital gains tax rates unless you are investing through a tax-free account. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Milestone Treasury Obligations Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective may be changed without shareholder approval by the Fund's Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

3

The Fund enters into repurchase agreements with dealers that the adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of AdvisorOne Funds (the "Board"). The adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Fund might suffer a loss.

The Fund will make no investment unless the adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Fund's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Fund may also invest up to 5% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

TEMPORARY DEFENSIVE POSITIONS

Under abnormal market or economic conditions, the Fund temporarily may hold up to 100% of its investable assets in cash. The Fund may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Fund may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Fund may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund will disclose its complete portfolio holdings monthly on its website at www.advisoronefunds.com. Additionally, the Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the "SEC") by the 70th day after the end of the relevant fiscal period.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The Statement of Additional Information also describes the policies and procedures that relate to the disclosure of the Fund's portfolio holdings.

MANAGEMENT

Investment Adviser

CLS Investments, LLC ("CLS"), a Nebraska limited liability company, serves as investment adviser to the Fund. CLS (including its predecessor) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989. As of December 31, 2014, CLS managed approximately $6.4 billion in assets under management. CLS maintains its principal offices at 17605 Wright Street, Omaha, Nebraska 68130. CLS is an affiliate of Gemini Fund Services, LLC and Northern Lights Distributors, LLC.

Under the terms of its investment advisory agreement, CLS is responsible for formulating the Fund's investment program and for making day-to-day investment decisions and engaging in portfolio transactions. CLS also furnishes officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations.

CLS is entitled to receive a monthly fee at the annualized rate (expressed as a percentage of the Fund's average daily net assets) of 0.10%.

CLS has agreed to defer its advisory fee and reimburse Fund expenses to limit total operating expenses at least through December 31, 2016, so that direct expenses do not exceed 0.45% of the Fund’s average daily net assets of Investor

4

Class shares of the Fund. Additionally, CLS has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2015, to ensure that the daily yield will be at least zero for Investor Class shares of the Fund. For the fiscal period ended November 30, 2014, CLS received 0% after waiver.

Any deferral and reimbursement may be recouped by CLS from the Fund, to the extent that overall expenses fall below the preceding class-specific limits, within three years of when the amounts were deferred or reimbursed, including with respect to amounts waived or reimbursed by the predecessor fund's adviser pursuant to its expense limitation agreement with the predecessor fund.

Investment Adviser Portfolio Managers

Marc Pfeffer joined the adviser as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC ("Milestone") since 2004. Mr. Pfeffer has over 23 years of money market fund investment experience and in addition to serving as Chief Investment Officer, was also head of the portfolio management and the research team at the predecessor Fund's adviser. Before joining Milestone, Mr. Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management ("GSAM"). At GSAM Mr. Pfeffer was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer's portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

The Fund's investment advisory agreement with the adviser is subject to the Board's annual review and approval. A discussion regarding the basis for the Board's most recent approval of a new advisory agreement will be available in the Fund’s semi-annual report dated May 31, 2015.

HOW SHARES ARE PRICED

The net asset value per share of the Fund is determined at 5:00 p.m. (Eastern Time) on each Fund business day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.

HOW TO PURCHASE SHARES

Types of Accounts

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

•	Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

5

•	Gift or Transfer to Minors. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

•	Trust. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

•	Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

•	Retirement. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan. Your financial consultant can help you determine if you are eligible.

Shareholder Services

The Board has adopted a Shareholder Services Plan (the “Plan”), which provides that AdvisorOne Funds (the “Trust”), on behalf of the Fund, may obtain the services of certain financial institutions, broker-dealers, and other financial intermediaries to act as shareholder servicing agents for their customers. For these services, the Trust may pay the shareholder servicing agent a fee, up to the amount indicated below, based upon the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Payments under the Plan may vary and are determined by the Trust in its sole discretion, in amounts up to the amount indicated below.

Fees	Investor Class Shares
Shareholder Servicing Fees	0.25%

Because these shareholder service fees are paid out of the Fund's assets on an ongoing basis, such fees may, over time, increase the cost of investing in the Fund. Pursuant to the Investment Company Act of 1940, as amended, you will have exclusive voting rights with respect to the Plan for Investor Class Shares.

ADDITIONAL SHARE CLASSES

In addition to the Investor Class Shares, the Fund also offers Financial Class Shares, Institutional Class Shares and Premium Class Shares by separate prospectuses. For further information about these other classes of shares, please call (866) 811-0225.

Purchasing Shares

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•	the name of the Fund
•	the dollar amount of shares to be purchased
•	a completed purchase application or investment stub
•	check payable to the applicable Fund

The minimum initial investment for Investor Class Shares is $1,000,000.

AdvisorOne Funds or CLS may waive or lower the minimum in certain cases. You must complete and sign an application for each account you open.

The Fund and the Distributor each reserves the right to reject any purchase for any reason and to cancel any purchase due to non-payment. You must make all purchases in United States dollars and draw all checks on United States banks. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

6

Method of Purchase	Purchase Procedures

Through a Financial Professional	Contact your financial consultant. Your financial consultant can tell you the time by which you must submit your order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Fund before 5:00 p.m. Eastern time).

Through Brokers

The Distributor authorizes certain securities dealers, banks or other financial service firms (collectively, "brokers") to purchase your shares. To receive that day's share price:

•   you must place your order with the broker before 5:00 p.m. Eastern time.

By Mail

To purchase Shares, send your completed application to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Include with your application your check, payable to "AdvisorOne Funds"

By Wire	If you wish to wire money to make a subsequent investment in the Fund, please call 1-866-811-0225 for wiring instructions and to notify the Fund that a wire is coming. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds.

By Telephone	You may make subsequent purchases in your account by telephoning 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open. We will electronically transfer money from the bank account you designate on your Application to our account with AdvisorOne Funds. This investment option is only available if you have not declined or cancelled your telephone investment privilege.

IMPORTANT NOTES	Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

HOW TO REDEEM SHARES

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request in good order. See Redemption Procedures Request in Good Order.

We will mail your redemption proceeds to your address of record or transmit them electronically to your designated bank account. Except under certain extraordinary conditions, we will send your redemption to you within seven days after we receive your redemption request. If you purchase shares by check and, soon after, request a redemption, your redemption request will not be processed until the check used for your purchase has cleared (usually within 10 days).

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Redemption proceeds must be payable to the registered shareholder(s) of the account or to a financial intermediary for the benefit of the registered shareholder(s) of the account. Please call 1-866-811-0225 for further information. We will not process your redemption request if it is not in good order. We will notify you if your redemption request is not in good order.

If, as a result of your redemption, your account value drops below $2,500, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least the minimum amount before we will process the redemption.

7

Medallion Signature Guarantees

Your redemption request must be accompanied by a "medallion signature guarantee" under certain circumstances, such as sending the redemption proceeds to an address other than the address of record.

Third Party Transactions

If you buy and redeem shares of the Fund through a member of the Financial Industry Regulatory Authority, Inc. that member may charge a fee for that service. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

CLS may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative and servicing functions for Fund shareholders and/or making the funds available for purchase on their platforms. These payments are made from CLS and are not charged to the Fund, unless part of an approved Plan.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund's assets). The securities will be chosen by the Fund and valued at the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Method of Redemption	Redemption Procedures

By Telephone

You may authorize redemption of some or all shares in your account with the Fund by telephoning the Fund at 1-866-811-0225 between 8:30 a.m. and 6:00 p.m. Eastern time on any day the Fund is open.

You will NOT be eligible to use the telephone redemption service if you:

•   have declined or canceled your telephone investment privilege;

•   wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record for the account;

•   must provide supporting legal documents such as a signature guarantee for redemption

•   have an account set up as a corporation, trust or partnership; or

•   wish to redeem from a retirement account.

By Mail

If you are redeeming Shares, you may send your redemption request to:

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

You must include the following information in your written request:

•   a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

•   other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

•   a signature guarantee, if necessary.

By Wire	You may request your redemption proceeds be wired directly to the bank account designated on your application. The Fund's transfer agent will charge you a $10.00 fee for each wire redemption. The transfer agent will deduct the fee directly from your account. Your bank may also impose a fee for the incoming wire.
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Request in "Good Order"

For our mutual protection, all redemption requests must include:

•   your account number;

•   the amount of the transaction;

•   for mail request, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and

•   any supporting legal documentation that may be required.

Your redemption request will be processed at the next determined share price after we have received all required information.

IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Options For Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions: Normally we will mail your check within two business days of a redemption.

Wire Redemptions: Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

You may request that your redemption proceeds be wired directly to your bank account. AdvisorOne Funds' transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire. The redemption proceeds must be paid to the same bank and account as designated on the application or in written instructions in proper form subsequently received by AdvisorOne Funds.

Telephone Redemptions and Exchanges

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

AdvisorOne Funds reserves the right to refuse a telephone redemption or exchange if the caller cannot provide:

•                     the account number

•                     the name and address exactly as registered on the account

•                     the primary social security or employer identification number as registered on the account

We may also require a password from the caller.

AdvisorOne Funds will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

HOW TO EXCHANGE SHARES

The exchange privilege is a convenient way to buy shares in another fund in order to respond to changes in your investment goals or in market conditions. You may exchange your Investor Class Shares for Class N shares of any fund that is a series of AdvisorOne Funds without paying any sales charge.

If you establish a new account by exchange, the exchanged shares must have a minimum value of $2,500.

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You may exchange shares either by telephone, if you have not canceled your telephone privilege, or in writing. Written requests for exchange must provide the following:

• current Fund’s name;

• account names and numbers;

• the amount you wish to exchange;

• specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and

• signatures of all registered owners.

To exchange shares by telephone, you should call 1-866-811-0225 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Fund is open. We will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Fund in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request. Please note that we will only accept exchanges if your ownership registrations in both accounts are identical.

We will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. We will not impose an initial sales charge, redemption fee or penalty on exchanges. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Systematic Exchange Program

The Systematic Exchange Program allows you to make regular, systematic exchanges from one AdvisorOne Fund account into an AdvisorOne Fund Milestone Treasury Obligations Fund Institutional Class Shares account. By setting up the program, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase Institutional Class Shares of the Milestone Treasury Obligations Fund.

To participate in the Systematic Exchange Program, you must have an initial account balance of $10,000 in the first account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the program will be terminated. You may also terminate the program by calling or writing the Fund. Once participation in the program has been terminated for any reason, to reinstate the program you must do so in writing; simply investing additional funds will not reinstate the program.

Exchanging Shares Purchased Through Your Financial Advisor. If Fund shares were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Transferring Registration

You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to the AdvisorOne Funds, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that

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the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Fund is required by federal law to withhold 28%, or such other amounts as required by federal law, of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

To allow the adviser to manage the Fund most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. Eastern Time. To protect the Fund's performance and shareholders, the adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Fund's shares.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (866) 811-0225 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Investor Class Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, are included in the Fund’s November 30, 2014 annual report, which is available at no charge upon request. Financial information prior to 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund.

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Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Investor Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
Net investment income	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(a, b)	0.000	(b)

Less distributions from:
Net investment income	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)	(0.000)	(b)
Net realized gains	-		(0.000)	(b)	-		-		-
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return	0.00%		0.00%		0.01%		0.01%		0.01%

Net assets, at end of period (000s)	$ 43,239		$ 50,829		$ 54,039		$ 53,492		$ 52,814

Ratio of gross expenses to average
net assets (c)	0.45%		0.41%		0.46%		0.55%		0.59%
Ratio of net expenses to average
net assets	0.06%	(d)	0.10%	(d)	0.18%	(d)	0.13%	(e)	0.19%	(e)
Ratio of net investment income
to average net assets	0.00%	(f)	0.00%	(f)	0.01%		0.00%	(f)	0.00%	(f)

(a)		Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Amount represents less than $0.01 per share.
(c)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Fund’s investment adviser (“Adviser”).
(d)		The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
0.27% and 0.16% for the periods ended November 30, 2012 and November 30, 2013 respectively, and 0.16% for the year ended
November 30, 2014, decreased the net expense ratio.
(e)		The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
The additional waiver, 0.26%, and 0.32% for the periods ended November 30, 2010 through November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.
(f) Less than 0.005%.

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Rev. July 2014

FACTS	WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

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Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•          sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

•         CLS Investments, LLC

•          NorthStar Financial Services Group, LLC

•          NorthStar Holdings, LLC

•         Gemcom, LLC

•         Gemini Fund Services, LLC

•         Gemini Alternative Funds, LLC

•         Gemini Hedge Fund Services, LLC

•         Northern Lights Compliance Services, LLC

•         Northern Lights Distributors, LLC

•         Orion Advisor Services, LLC

•          Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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WHERE TO GO FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and Semi-annual Reports: Our annual and semi-annual reports list the holdings in the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information ("SAI"): The Statement of Additional Information contains additional and more detailed information about the Fund.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

There are three ways to get a copy of these documents:

1. Call or write for one, and a copy will be sent without charge.

AdvisorOne Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-866-811-0225

The Prospectus, Annual Report, Semi-Annual Report and holdings information are available at www.AdvisorOneFunds.com.

2. Write to the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service.

You can also go to the Public Reference Room and copy the documents while you are there. The SEC is located at 100 F Street, NE, Washington, DC 20549-1520

You may get information about the Public Reference Room and its business hours by writing or calling the number below.

Public Reference Room - U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-1520

1-202-551-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-866-811-0225.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The AdvisorOne Funds' Investment Company Act File Number is 811-08037.

1-866-811-0225

www.AdvisorOneFunds.com

www.advisoronefunds.com
17605 Wright Street • Omaha, NE 68130
(866) 811-0225

Distributed by Northern Lights Distributors, LLC
Member FINRA

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ADVISORONE FUNDS

Milestone Treasury Obligations Fund

a series of AdvisorOne Funds

Premium	Class	Shares
Financial	Class	Shares
Institutional	Class	Shares	MTIXX
Investor	Class	Shares	MTOXX

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

This Statement of Additional Information is not a Prospectus, but is an incorporated part of the Prospectus and should be read in conjunction with the Milestone Treasury Obligations Fund Prospectuses of the AdvisorOne Funds (the "Trust") each dated April 1, 2015 (collectively referred to herein as “Prospectus”). The Fund's Annual Report, for the period ended November 30, 2014 is incorporated herein by reference.

To obtain a free copy of the Prospectus or an annual or semi-annual report, please call the Trust at 1-866-811-0225.

General Information and History	1
Investment Restrictions	1
Description of Securities, Other Investment Policies
and Risk Considerations	3
Disclosure of Portfolio Holdings	5
Management of the Trust	6
Principal Holders of Securities	11
Investment Management and Other Services	12
Affiliations and Control of the Adviser and Other Service Providers	13
Administrator	13
Custodian	14
Transfer Agent Services	15
Distribution of Shares	15
Shareholder Services Agreement	16
Compliance Officer	16
Code of Ethics	17
Proxy Voting Policies and Procedures	17
Portfolio Managers	17
Brokerage Allocation and Other Practices	18
Redemption of Securities Being Offered	19
Other Shareholder Services	20
Determination of Net Asset Value	20
Advertising	21
Anti-Money Laundering Program	22
Taxes	22
Organization of the Trust	23
Independent Registered Public Accounting Firm	23
Legal Matters	23
Financial Statements	23
Appendix A	24
Appendix B	26

For more information on the Fund, including charges and expenses, call the Trust at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, commonly known as a "mutual fund," and sells and redeems shares every day that it is open for business. The Trust was organized as a Delaware business trust by a Declaration of Trust filed December 20, 1996, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund represents a separate series of beneficial interest in the Trust having different investment objectives, investment programs, policies and restrictions. The Fund is a diversified series of the Trust.

This Statement of Additional Information deals solely with the Milestone Treasury Obligations Fund referred to herein as a "Fund." The Fund offers the following classes of shares:

CLASS

Premium
Financial
Institutional
Investor

Each class of shares of the Fund represents an interest in the same assets of the Fund, has the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution and shareholder service fees; (ii) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

The Fund is managed by CLS Investments, LLC, a Nebraska limited liability company (the "Adviser"). The Adviser directs the day-to-day operations and the investment of assets of the Funds.

Gemini Fund Services, LLC, ("the Administrator") is the administrator, accounting agent, and transfer agent for the Fund. BNY Mellon is the custodian for the Fund.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever a policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

The Fund's fundamental investment policies and limitations may be changed only with the consent of a "majority of the outstanding voting securities" of the Fund. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" means the lesser of: (1) 67% of the shares of the Fund present at a meeting where the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Shares of the Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental investment policies of that Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS OF THE FUND.

The Fund will not:

(1)	Invest in structured notes or instruments commonly known as derivatives.

(2)	Invest in variable, adjustable or floating rate instruments of any kind.

(3)	Enter into reverse repurchase agreements.

(4)	Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA").

(5)	Invest in zero coupon bonds.

(6)	With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

(7)	Purchase securities if, immediately after the purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

(8)	Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(9)	Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

(10)	Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(11)	Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

(12)	Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Trustees may establish.

(13)	Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

(14)	Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(15)	Write options or acquire instruments with put or demand features, except that the Fund may enter into repurchase agreements terminable upon demand.

(16)	Invest in oil, gas or other mineral exploration or development programs.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

Borrowing. The Fund may borrow money from time to time so as to not have to sell portfolio securities to meet redemptions at a time when market conditions would not favor such a sale. The Fund may not purchase securities for investment when borrowings equaling 5% or more of the Fund's total assets are outstanding. Any borrowing by the Fund is subject to the limitations stated under "Investment Limitations" above.

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Repurchase Agreements. The Fund may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Fund could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Fund may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction. When the Fund makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Fund will only enter into a forward commitment if it intends to actually acquire the securities, if the Fund later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Fund agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Fund may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Fund may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Fund may invest up to 5% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Fund will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Fund and reports periodically to the Board.

Other Investment Companies. In the future, the Fund may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Fund in accordance with the provisions of the 1940 Act or any orders, rules or regulations thereunder adopted by the SEC.

Cash Position. Although the Fund intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Fund's assets, and in most cases will be significantly less.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Adviser may employ in pursuit of the Fund's investment objective and a summary of related risks. The Fund will make only those investments described below that are in

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accordance with its investment objectives and policies. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Fund achieve its investment objectives.

MASTER/FEEDER STRUCTURE. The Fund reserves the right to convert to a "master/feeder" structure at a future date. If the Board approved the use of a master-feeder structure for the Fund, the Fund (the "feeder" fund) would invest all of its investable assets in an open-end management investment company (the "master" fund) with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that would be held by the Fund would be the Fund's interest in the master fund. Under such a structure, one or more "feeder" funds, such as the Fund, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Fund will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of the Fund.

REGULATION AS A COMMODITY POOL OPERATOR.  The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operation.  Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 10% of the net asset value of the Fund would be invested in such agreements.

The Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom it will enter into repurchase agreements. The Board of Trustees of the Trust believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders. The disclosure policies described below are in addition to those described in the Fund's Prospectus.

No sooner than sixty days after the end of each quarter/semi-annual period, the Fund will make available a complete schedule of portfolio holdings as of the last day of the quarter/semi-annual period. The Trust files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current. Each filing discloses the Fund's portfolio holdings as of the end of the applicable quarter. The Trust also files with the SEC a Form N-MFP monthly discloses the Fund's portfolio holdings. The Fund will publish its holdings on its website www.advisoronefunds.com on a monthly or more frequent basis.

Other than to rating agencies and service providers, as described below, the Fund does not selectively disclose portfolio holdings to any person. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•	The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund's portfolios, may have full daily access to the Fund's portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers and portfolio research providers.
•	Gemini Fund Services, LLC. Gemini Fund Services, LLC is the fund accountant, transfer agent, and administrator for the Fund; therefore, its personnel have full daily access to the Fund's portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	BNY Mellon. BNY Mellon is the custodian for the Fund; therefore, its personnel and agents have full daily access to the Fund's portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•	Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides consulting services to the Trust; therefore, its personnel have access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed upon services for the Trust.
•	Rating Agencies. Morningstar, Lipper and other mutual fund rating agencies may also receive the Fund's full portfolio holdings, generally quarterly on a 60-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

•	Thompson Hine LLP is counsel to the Fund; therefore, its personnel have access to the Fund's portfolio holdings in connection with the review of the Fund's annual and semi-annual shareholder reports and SEC filings.

The Fund's Chief Compliance Officer, or his or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where the Fund has a legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably

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practicable thereafter. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Trustees and Officers

Because AdvisorOne Funds is a Delaware business trust, there are Trustees appointed to oversee the Trust. These Trustees are responsible for overseeing the services provided by the Adviser and the general operations of the Trust. These responsibilities include approving the arrangements with companies that provide necessary services to the Fund, ensuring the Fund's compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders. The Trustees oversee each fund in the AdvisorOne Funds. None of the Trustees or Officers holds public directorships. The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations.

Board Leadership Structure

The Trust is led by Mr. Todd Clarke, who has served as the Chairman of the Board since November 21, 2012.  Mr. Clarke is an interested person by virtue of his position as Chief Executive Officer of CLS Investments, LLC, the investment adviser to all the funds in the Trust except the Horizon Active Asset Allocation Fund.  Mr. Eric Clarke is an interested person by virtue of his position as President and Director of Constellation Trust Company, IRA custodian to the Trust. The Board of Trustees is comprised of Mr. Todd Clarke and Mr. Eric Clarke and four (4) Independent Trustees.  The Independent Trustees have selected Mr. John W. Davidson as Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees meet in executive session, at least quarterly.  Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  The Chairman is currently an “interested person” of the Trust within the meaning of the 1940 Act. The Board believes that its leadership structure, including the Interested Chair, the Lead Independent Trustee and the percentage of the Board who are Independent Trustees is most appropriate for the Trust at this time for the following key reasons: (i) as Chief Executive Officer of CLS Investments, Mr. Todd Clarke has a personal and professional stake in the quality and continuity of services provided to the Trust and has a strong incentive to achieve superior performance results (ii) Mr. Todd Clarke’s past experience as President of the Trust and his additional roles with the Trust’s affiliates improve the Board’s understanding of the Trust’s operations and enhance the effectiveness of communications to shareholders and the Trustees, (iii) Mr. Todd Clarke’s ability to work effectively with other Trustees, and (iv) the extent to which the Independent Trustees meet as needed in the absence of management and Interested Trustees. Generally, the Trust believes it best to have a Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman and the Lead Independent Trustee and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has an independent Audit Committee with a separate chairman. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-

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reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Todd Clarke has over 20 years of business experience in the investment management business, and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to CLS Investments, LLC.  Mr. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Masters in Education Administration degree, is a Certified Financial Planner ("CFP") and serves as a member of other mutual fund boards outside of the Trust and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to mutual fund boards.  Mr. Larry A. Carter has over 20 years of business experience in financial management which includes areas such as accounting, internal control, financial reporting, auditing and SEC compliance, holds a B.S. in Business Administration and a Certified Public Accountant designation, has served on boards outside of the Trust and possesses a strong understanding of the regulatory framework under which investment companies must operate. Mr. John W. Davidson has over 20 years of business experience in the financial services industry, holds a Master of Arts in Mathematics and Masters in Business Administration, is a Chartered Financial Analyst and possesses a strong understanding of the regulatory framework under which investment companies must operate. Mr. Edward D. Foy has over 20 years of business experience in the financial services industry, holds a Bachelor of Science degree and is a Registered Financial Consultant with the International Association of Registered Financial Consultants and possesses a strong understanding of the regulatory framework under which investment companies must operate. Mr. Eric Clarke has over 15 years of business experience in the financial services industry, holds a Masters in Business Administration. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen) 1954	Trustee Since 2003	Retired (December 31, 2012); Chief Investment Officer .	17	Northern Lights Fund Trust and Northern Lights Variable Trust (since 2005) (106 portfolios), The Alternative Strategies Fund (since 2010)
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	17	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	17	NONE
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	17	NONE

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Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012); Director, Constellation Trust Company (since February 2013).	17	NONE
Eric Clarke(4) 1973	Trustee since November 2012	President and Manager, Orion Advisor Services, LLC (since 2004); President and Director, Constellation Trust Company, (since 2004).	17	NONE
Ryan Beach 1977	President since November 2012	President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).	N/A	N/A
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Brian Nielsen(5) 1972	Secretary and Chief Legal Officer Since 2003	Secretary and Chief Legal Officer of the Trust; Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary and General Counsel (since 2013) of NorthStar Holdings, LLC; Secretary and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.	N/A	N/A
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since October 2014	Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2012, Senior Associate, of Fund Controllers Department at Goldman Sachs Asset Management (2008-2012).	N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely.

(2) The term “Fund Complex” refers to the AdvisorOne Funds trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

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(3) Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust). Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

(4) Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisor, Services, LLC and Constellation Trust Company, both affiliates of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

(5) Brian Nielsen is the brother-in-law of Todd Clarke and Eric Clarke.

The Board of Trustees has an Audit and Nominating Committee (the "Committee") that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Larry Carter currently serves as the chairman of the Committee. The Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee will consider nominees recommended by shareholders of a Fund that are submitted to the Secretary of the Trust. A shareholder may send a nominee recommendation to the Secretary of the Trust, at the address indicated above. The Secretary will forward all nominations to the Chairman of the Committee for consideration. During the fiscal year ended November 30, 2014, the Committee met seven times.

COMPENSATION OF TRUSTEES

Prior to July 2014, the Trust paid each Trustee of the Trust who is not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimbursed the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust did not receive any direct compensation from the Trust.

Effective July 2014, the Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

The following table sets forth information regarding the aggregate compensation received by the Trustees from the Trust for the fiscal year ended November 30, 2014.

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Estimated Accrued as Part of Trust Expense	Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid To Trustees
Gary Lanzen, Trustee	$36,000	None	None	$36,000

Larry A. Carter, Trustee	$36,000	None	None	$36,000
John W. Davidson, Trustee	$36,000	None	None	$36,000
Edward D. Foy, Trustee	$36,000	None	None	$36,000

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The Trustees serve on the Board for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Share Ownership. Information relating to share ownership by each Trustee of the Trust as of December 31, 2014 is set forth in the chart below:

Trustees	Aggregate Dollar Range of Equity In The Trust	Aggregate Dollar Range of Securities In All Registered Funds Overseen by Trustee In AdvisorOne Funds
Interested Trustee:
Todd Clarke	None	over $100,000
Eric Clarke	None	over $100,000
Non-Interested Trustees:
Larry A. Carter	None	None
John W. Davidson	None	$10,001-$50,000
Edward D. Foy	None	None
Gary Lanzen	None	None

As of December 31, 2014, Trustees and Officers as a group owned less than 1% of shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of March 2, 2015, the following shareholders were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

MILESTONE TREASURY OBLIGATIONS FUND– INVESTOR CLASS	AMOUNT AND NATURE OF BENEFICIAL OWNERSHIP	% HELD
Hare & Co #2 111 Sanders Creek Pkwy East Syracuse, NY 10286	10,062,759	39.90%
Gemini Fund Services FBO Dunham 17605 Wright Street Omaha, NE 68130	17,077,665	62.62%

MILESTONE TREASURY OBLIGATIONS FUND– INSTITUTIONAL CLASS	AMOUNT AND NATURE OF BENEFICIAL OWNERSHIP	% HELD
Miller Convertible Fund 80 Arkay Drive Hauppauge, NY 11788	26,729,210	7.70%
Navigator Sentry Managed Volatility 80 Arkay Drive Hauppauge, NY 11788	34,605,203	9.97%
Bank of New York Mellon Acting As 500 Ross Street, Suite 850	40,000,000	11.52%

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Pittsburgh, PA 15262
Bank of New York Mellon Acting As 500 Ross Street, Suite 850 Pittsburgh, PA 15262	40,500,000	11.66%
Bank of New York Mellon Acting As 500 Ross Street, Suite 850 Pittsburgh, PA 15262	25,000,000	7.20%
Bank of New York Mellon Acting As 500 Ross Street, Suite 850 Pittsburgh, PA 15262	30,000,000	8.64%
Navigator Tactical Fixed Income Fund 80 Arkay Drive Hauppauge, NY 11788	85,373,048	24.58%

MILESTONE TREASURY OBLIGATIONS FUND– FINANCIAL CLASS	AMOUNT AND NATURE OF BENEFICIAL OWNERSHIP	% HELD
The Pitney Bowes Bank One Elmcroft Road Stamford, CT 06830	9,114,117	60.63%

LEBCITCO P.O. Box 59 Lebanon, OH 45036	2,178,696	14.49%
LCBN National Bank P.O. Box 59 Lebanon, OH 45036	3,630,378	24.15%

MILESTONE TREASURY OBLIGATIONS FUND– PREMIUM CLASS	AMOUNT AND NATURE OF BENEFICIAL OWNERSHIP	% HELD
Band & Co P.O. Box 1787 Milwaukee, WI 53201	43,465,535	100%

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

In addition to the duties and subject to the limits set forth in the Prospectus under the section entitled "Management," the Adviser, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) develop a continuing program for the management of the assets of the Fund; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders, negotiate commissions for the execution of transactions in securities and establish relationships with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

Subject to policies established by the Board of Trustees of the Trust (the "Board"), which has overall responsibility for the business and affairs of the Fund, the Adviser manages the operations of the Fund.

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In addition to providing advisory services, the Adviser furnishes the Fund with office space and certain facilities and personnel required for conducting the business of the Fund.

CLS Investments, LLC, the adviser of the Fund, serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement that has been approved by the both the shareholders and the Board. The Adviser is located at 17605 Wright Street, Omaha, NE 68130.

The Investment Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment. For the advisory services provided and expenses assumed by it, the Adviser has agreed to a fee from the Fund, computed daily and payable monthly at an annual rate of 0.10%.The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, underlying fund fees and expenses, extraordinary or non-recurring expenses at least until December 31, 2016, so that total annual operating expenses for the Funds do not exceed the limits stated below, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the below stated expense limits:

Premium Class Shares	Financial Class Shares	Institutional Class Shares	Investor Class Shares
0.65%	0.15%	0.20%	0.45%

Additionally, the Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that the daily yield will be at least zero for Premium, Financial, Institutional and Investor Class shares.

The following table shows the advisory fee paid by the Fund to the Adviser and the amount of the advisory fee waived by the Adviser during the fiscal years ended November 30:

FISCAL YEAR END	GROSS ADVISORY FEES	FEES WAIVED BY THE ADVISER	NET ADVISORY FEES PAID BY THE FUND
November 30, 2012	$340,622	$340,622	$0
November 30, 2013	$262,459	$313,604	$0
November 30, 2014	$360,735	$545,578	$0

AFFILIATIONS AND CONTROL OF THE ADVISER AND OTHER SERVICE PROVIDERS

CLS Investments, LLC, the investment adviser for the Fund, Gemini Fund Services, LLC, the administrator for the AdvisorOne Funds and Northern Lights Distributors, LLC are each wholly owned subsidiaries of NorthStar Financial Services Group, LLC, a Nevada limited liability company ("NorthStar"). In addition, Gemcom, LLC ("Gemcom") provides edgarization and printing services to the Fund and Northern Lights Compliance Services, LLC ("NLCS") provides chief compliance officer services to the Fund. Both Gemcom and NLCS are also subsidiaries of NorthStar. Constellation Trust Company, an affiliate of NorthStar, provides certain custody record keeping services to the Fund for IRA account holders.

ADMINISTRATOR

The Administrator for the Fund is Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at 80 Arkay Drive, Hauppauge, New York 11788, and is primarily in the business of

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providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to a Fund Services Agreement with the Fund the Administrator provides all administrative services necessary for the Fund, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement has an initial term of two years and remains in effect for successive twelve-month periods, subject to annual approval of the Board of Trustees. The Fund Services Agreement may be assigned provided the non-assigning party provides prior written consent and provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing , in conjunction with Fund counsel, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing, in conjunction with Fund counsel notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Services Agreement, provides the Fund with accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

Pursuant to the Fund Services Agreement, the Administrator may charge the Fund a fee, computed daily and payable monthly at an annual rate of up to 0.04% of the Fund’s average net assets. The Fund also pays the Administrator for any out-of-pocket expenses.

During the fiscal years ended November 30, 2012, November 30, 2013 and November 30, 2014, the Fund paid the Administrator administrative and fund accounting fees of $70,130, $59,706, and $77,311; respectively.

CUSTODIAN

BNYMellon, located at One Wall Street, New York, NY 10286 (the "Custodian"), serves as the Custodian of the Fund's assets pursuant to a Custody Agreement by and between the Custodian and the Trust. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custody Agreement, the Custodian also provides certain accounting and pricing services to the Fund; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory

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reports for, the Fund. The Fund may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.

TRANSFER AGENT SERVICES

Gemini Fund Services, LLC (“Transfer Agent”), whose principal office is located at 80 Arkay Drive, Hauppauge, New York 11788, provides transfer agent and dividend disbursing services to the Fund. For the services rendered to the Fund under the Transfer Agency and Service Agreement, the Trust pays the Transfer Agent transfer agency fees including a base annual fee of $13 per account plus other activity related charges. The Fund also pays the Transfer Agent for any out-of-pocket expenses. For the fiscal years ended November 30, 2012, November 30, 2013 and November 30, 2014, the Fund paid the Transfer Agent $30,149, $31,530 and $49,455; respectively, for transfer agency services.

DISTRIBUTION OF SHARES

Northern Lights Distributors, LLC ("NLD") serves as the distributor of the shares of each class of shares of the Fund pursuant to an Underwriting Agreement with the Trust. NLD's principal place of business is 17605 Wright Street, Omaha, NE 68130. NLD is an affiliate of the Adviser and the Administrator.

Under the terms of the Premium Class Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Rule 12b-1 Plan"), the Distributor receives fees for providing servicing to Premium Class Shares of the Fund. The Plan allows the Fund to pay the Distributor monthly at an annual rate up to 0.25% of the average daily net assets attributable to the Premium Class Shares of the Fund. The Plan authorizes payments to the Distributor as compensation for providing sales and promotional activities and services with respect to Premium Class Shares of the Fund, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the assistance in the offering and sale of Premium Class Shares of the Fund and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to Premium Class shares of the Fund. The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Rule 12b-1 Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan ("Rule 12b-1Trustees") by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may be terminated at any time by the Trust or by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting Premium Class Shares of the Fund. The Rule 12b-1 Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding Premium Class voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the affected Fund or share class; (b) it will automatically

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terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement. Under the Rule 12b-1 Plan for the fiscal year ended November 30, 2014, net of waivers, there were no payments.

For the fiscal year ended November 30, 2014, the Fund paid the following fees pursuant to the Rule 12b-1 Plan for Premium Class shares:

Actual 12b-1 Expenditures Paid by Fund Shares During the Fiscal Period Ended November 30, 2014
Total Dollars Allocated
Premium Class Shares
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$0
Payment to dealers	$0
Compensation to sales personnel	None
Other	$0
Total	$0

The following table sets forth the compensation received by the Distributor from the Funds during the fiscal year ended November 30, 2014.

Share Class	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Premium Share Class	$0	$0	$0	*

SHAREHOLDER SERVICING AGREEMENT

The Fund has adopted a Shareholder Services Plan, which provides that the Trust, on behalf of the Fund, may obtain the services of certain financial institutions, broker-dealers, and other financial intermediaries to act as shareholder servicing agents for their customers. For these services, the Trust may pay the shareholder servicing agent a fee, up to the amounts indicated below, based upon the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Payments under the Shareholder Services Plan may vary and are determined by the Trust in its sole discretion, in amounts up to the amounts indicated below.

Fees	Financial Class Shares	Institutional Class Shares	Investor Class Shares	Premium Class Shares
Shareholder Servicing Fees	0.05%	0.10%	0.25%	0.25%

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing sub-accounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

COMPLIANCE OFFICER

Northern Lights Compliance Services, LLC ("NLCS"), (formerly known as Fund Compliance Services, LLC) an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

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CODES OF ETHICS

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.

In addition, the Trust has adopted a code of ethics, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code. Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

Proxies for any portfolio security held by each fund of the Trust are voted by the Adviser in accordance with the Proxy and Corporate Action Voting Policies and Procedures of the Adviser. The Adviser's proxy voting policies and procedures appear in Appendix B.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available as soon as practicable after filing with the SEC, upon request, by calling toll-free, 1-866-811-0225 or by accessing the SEC's website at www.sec.gov. Telephone requests will be honored within three business days of receipt of the request.

PORTFOLIO MANAGERS

As of the fiscal year ended, November 30, 2014, the portfolio managers were primarily responsible for the management of the following types of other accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($millions)	Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($ millions)
Marc Pfeffer	3	$546	0	$0	0	$0	$546
Rusty Vanneman	4	$1,076	0	$0	33,129	$2,278	$3,354

None of the accounts were subject to a performance fee.

The portfolio manager at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Adviser has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

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The compensation of the Adviser's portfolio managers is based on a number of factors. These factors include an annual fixed salary that is based on various market factors and the skill and experience of the individual. The portfolio managers are also eligible to receive a discretionary bonus. The discretionary bonus takes into account several factors including the Adviser's profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of the Fund(s) based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of the Fund's relevant benchmarks for the preceding one and three-year periods, or shorter if the Fund has not operated for these periods. The formula for determining these amounts may vary, and no individual's compensation is solely tied to the investment performance or asset value of any one product or strategy.

The dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of November 30, 2014 is as follows:

Dollar Range of Equity Securities Beneficially Owned
Marc Pfeffer	None
Rusty Vanneman	None

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund. The Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage. In purchasing and selling the Fund's portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Fund. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Fund. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

The Adviser may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Fund pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they

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would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

When one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

Portfolio securities will not be purchased from or sold to the Adviser or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC. The Fund did not pay any commissions during the last three fiscal years ended November 30, 2014.

As of November 30, 2014, the Fund held debt securities of its regular broker-dealers, in the amounts indicated below:

Issuer	Value (in thousands)
BNP Paribas Securities Corp	$75,000
CreditSuisse Securities (USA) LLC	$55,000
Societe Generale	$42,100
Merrill Lynch	$132,000

REDEMPTION OF SECURITIES BEING OFFERED

Redemptions In-Kind. The Fund intends to pay all redemptions of its shares in cash. However, the Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the Fund (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Fund, as a series of the Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election under which the Fund is committed to pay in cash to any

19

shareholder of record, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner, as the Board of Trustees of the Trust deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Fund may only be suspended (1) for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for protection of shareholders of the Fund.

OTHER SHAREHOLDER SERVICES

Systematic Withdrawal Program. A shareholder owning or purchasing shares of any Fund of the Trust having a total value of $10,000 or more may participate in a systematic withdrawal program providing regular monthly or quarterly payments. An application form containing details of the Systematic Withdrawal Program is available upon request from the transfer agent. The Program is voluntary and may be terminated at any time by the shareholders.

Income dividends and capital gain distributions on shares of the Fund held in a Systematic Withdrawal Program are automatically reinvested in additional shares of the Fund at net asset value. A Systematic Withdrawal Program is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Program represent the proceeds from redemptions of Fund shares, and the value of the shareholder's investment in a Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See "Distributions" and "Federal Tax Considerations" in the Fund's Prospectus and "Taxes" in this SAI.

The Fund offers certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds' Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund will be determined for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares in conformance with the provisions of the plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act and dividing the result by the number of shares of such class outstanding. The net asset value of shares of each class is normally calculated at 5:00 p.m. Eastern Time, every day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open Monday through Friday except on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Fund's quality criteria.

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In determining the approximate market value of Fund investments, the Fund may employ outside organizations that may use a matrix or formula that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula not been used. All cash, receivables and current payables are carried at their face value.

Short-term debt instruments with a remaining maturity of more than 60 days, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

ADVERTISING

The Fund may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson FinancialData, and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(e) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Fund's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a

21

fixed rate of interest. Also, it may not be appropriate to compare directly the Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

The Fund may advertise other forms of performance. For example, the Fund may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

ANTI-MONEY LAUNDERING AND CUSTOMER IDENTIFICATION PROGRAMS

The USA Patriot Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government-issued documentation certifying the existence of the person, business or enterprise

TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of a Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) a Fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains; and (c) a Fund must diversity its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

In addition, the Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and at least 98.2% of its net capital gain (as of the twelve months ended October 31), in order to avoid a federal excise tax. The Fund intends to make the required distributions, but cannot guarantee that it will do so. Dividends attributable to a Fund's ordinary income and net capital gain are taxable as such to shareholders in the year in which they are received except dividends declared in October, November and December to the shareholders of record on a specified date in such a month and paid in January of the following year are taxable in the previous year.

At the time of purchase, the Fund's net asset value may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their

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investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

If, in any taxable year, the Fund should not qualify as a RIC under the Internal Revenue Code: (1) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends paid or other distributions to its shareholders, and (2) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the deduction for dividends received by corporations.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than two-thirds of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP whose address is 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the Fund's independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Fund and the offer and sale of its shares has been provided by Thompson Hine LLP, 41 South High Street, 17th floor, Columbus, Ohio 43215.

FINANCIAL STATEMENTS

The financial statements of the Fund, for the fiscal year ended November 30, 2014, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, and notes. You can obtain a copy of the financial statements contained in the Fund's Annual Report without charge by calling the Fund at 1-866-811-0225.

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APPENDIX A

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

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     BB and B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

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APPENDIX B

Policies and Procedures
Proxy Voting and Corporate Actions

Policy
CLS Investments, LLC (“CLS”), as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients unless otherwise agreed to in writing. The firm may offer assistance as to proxy matters upon a client's request, but the client always retains the proxy voting responsibility. CLS' policy of having no proxy voting responsibility is disclosed to its advisory clients.  CLS also serves as an investment adviser or sub-adviser to several open-end investment companies.  CLS may retain third party proxy voting services for a variety of proxy-related services. These services may include research, tracking, voting, proxy guidelines, filing Form N-PX and reporting, among others. CLS' general policy with respect to its proxy and corporate action obligations are set forth below.

Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility
The Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy policy and to ensure that the firm does not accept or exercise any proxy voting authority on behalf of clients without an appropriate review and change of the firm's policy with appropriate regulatory requirements being met and records maintained.

Procedure
CLS has adopted the following procedures to implement the firm's policy:

•	CLS discloses its proxy voting policy of generally not having proxy voting authority in the firm's Form ADV Part 2A Disclosure Brochure.
•	CLS' advisory agreements with natural person clients provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority. CLS advisory agreements specify that proxies for securities held in client accounts will generally be received by the client directly from the custodian of the client’s assets, or will be handled as otherwise agreed between the client and the custodian.
•	The Chief Compliance Officer reviews the nature and extent of advisory services provided by the firm and monitors such services to periodically determine and confirm that client proxies are not being voted by the firm or anyone within the firm.

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Proxies for AdvisorOne Funds and Rydex Variable Trust

CLS serves as investment adviser to certain investment companies under the AdvisorOne Funds trust and sub-adviser to certain investment companies under the Rydex Variable Trust (each a “Fund”). Each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated (“Underlying Funds”). As a fund of funds, the Funds are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner. In particular it is the policy of CLS to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act. All proxies received from Underlying Funds will be reviewed with the Chief Compliance Officer or appropriate legal counsel or the Chief Compliance Officer’s designee to ensure proper voting. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by CLS are voted in a timely manner and in a manner consistent with the established CLS' policies. Although the majority of proxy proposals can be handled in accordance with CLS' established proxy policies, CLS recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures.

Additional Procedures

The Chief Compliance Officer is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests which require shareholder action received by CLS are addressed in a timely manner and consistent action is taken across all similarly situated client accounts. All material conflicts of interest so identified by CLS will be addressed according to the procedures set forth below:

1. Vote in Accordance with the Established Policy. In most instances, CLS has little or no discretion to deviate from its general proxy voting policy and shall vote in accordance with such pre-determined voting policy.

2. Client Direction. Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, CLS will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by CLS, it will promptly be forwarded to the client or specified third party.

3. Obtain Consent of Clients. To the extent that CLS has discretion to deviate with respect to the proposal in question, CLS will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of CLS' conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, CLS will abstain from voting the securities held by that client’s account.

4. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct CLS to forward all proxy matters in which CLS has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. Where such independent third party’s recommendations are received on a timely basis, CLS will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received, CLS will abstain from voting the securities held by that client’s account.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, CLS will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that CLS may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by CLS that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

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CLS will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how CLS voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of CLS' Policies and Procedures by written request addressed to CLS. CLS will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where CLS' general voting policies do not apply the following guidelines are to be used in voting proposals, but will not be used as rigid rules. Each proxy issue will be considered individually.

 A. Oppose

CLS will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a. Proposals to stagger board members’ terms;

b. Proposals to limit the ability of shareholders to call special meetings;

c. Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e. Proposals regarding “fair price” provisions;

f. Proposals regarding “poison pill” provisions; and

g. Permitting “green mail”.

2. Providing cumulative voting rights.

3. “Social issues,” unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

4. Election of directors recommended by management and not recommended by the issuers board.

B. Approve

CLS will generally vote in favor of routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

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2. Date and place of annual meeting.

3. Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors’ actions on routine matters since previous annual meeting.

5. Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues. CLS will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6. Limiting directors’ liability

7. Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. CLS generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plan

10. Establish 401(k) Plan

 C. Case-By-Case

CLS will review each issue in this category on a case-by-case basis. Voting decisions will be made based on the financial interest of the fund. These matters include:

1. Pay directors solely in stocks

2. Eliminate director mandatory retirement policy

3. Rotate annual meeting location/date

4. Option and stock grants to management and directors

5.	Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

OVERSIGHT OF PROXY SERVICES

CLS may retain third party proxy voting services for a variety of proxy-related services. To ensure proper oversight of any third party proxy voting service, CLS will conduct the following due diligence:

•	Identification of conflicts of interest of the proxy service providers;
•	Consistency of voting with policies;
•	Documentation of due diligence and oversight reviews;
•	Independence of proxy firm;
•	Disclosures, including mutual fund SAIs and Form N-1A; and
•	Proper fees.

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AdvisorOne Funds

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	Articles of Incorporation. Name change amendment to the Declaration of Trust of AdvisorOne Funds (formerly the Orbitex Group of Funds) (the “Trust”), previously filed in Post-Effective Amendment No. 19 on July 1, 2003, is incorporated herein by reference; Declaration of Trust, dated December 13, 1996, previously filed in the Registration Statement on January 29, 1997, is incorporated herein by reference.
(b)	By-Laws. By-Laws of the Trust previously filed in the Registration Statement on January 29, 1997 are incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders. None other than the Declaration of Trust and By-Laws of the Trust.
(d)

Investment Advisory Contracts.

(1)      Investment Advisory Agreement, dated April 9, 2013, as amended July 15, 2014 by and between CLS Investments, LLC (“CLS”) and the Trust on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio, and Shelter VI Portfolio previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(2)     Investment Advisory Agreement, dated December 15, 2011, as amended April 24, 2014 by and between Horizon Investments, LLC (“Horizon”) and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund previously filed in Post-Effective Amendment No. 90 on August 7, 2014, is incorporated herein by reference.

(e)

Underwriting Contracts.

(1)    Underwriting Agreement by and between Northern Lights Distributors, LLC and the Trust dated November 10, 2012, as amended November 3, 2014 on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio, and Shelter VI Portfolio previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(2) Underwriting Agreement dated November 10, 2012, as amended April 24, 2014, between Northern Lights Distributors, LLC and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund previously filed in Post-Effective Amendment No. 90 on August 7, 2014, is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts. None.
(g)

Custodial Agreements.

(1)      Custody Agreement dated September 1, 2010, as amended November 3, 2014, by and between Fifth Third Bank and the Trust, on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund and CLS Shelter Fund previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(2)     Global Custody Addendum dated September 1, 2010 by and between Fifth Third Bank and the Trust previously filed in Post-Effective Amendment No. 51 on August 31, 2010, is incorporated herein by reference.

(3)     Amendment to the Custody Agreement dated October 16, 2013 by and between Fifth Third Bank and the Trust to add the Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio and Shelter VI Portfolio to be filed by subsequent amendment.

(4)     Custody Agreement by and between Bank of New York Mellon and the Trust, on behalf of the Milestone Treasury Obligations Fund, previously filed on Form N-14 of the Registrant on October 25, 2011, is incorporated herein by reference.

(5)     Custody Agreement dated December 15, 2011 as amended April 24, 2014 by and between MUFG Union Bank, N.A. and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund previously filed in Post-Effective Amendment No. 88 on August 1, 2014, is incorporated herein by reference.

(h)

Other Material Contracts.

(1)      Fund Services Agreement dated January 1, 2010 as amended November 3, 2014 , by and between Gemini Fund Services, LLC and the Trust, on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income Portfolio and Shelter VI Portfolio previously filed in Post-Effective Amendment No. 51 on August 31, 2010, previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(2)     Fund Services Agreement dated December 15, 2011 by and between Gemini Fund Services, LLC and the Trust, on behalf of the Milestone Treasury Obligations Fund, previously filed in Post-Effective Amendment No. 62 on March 15, 2012 is incorporated herein by reference.

(3)     Fund Services Agreement dated December 15, 2011, as amended April 24, 2014, by and between Gemini Fund Services, LLC and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund previously filed in Post-Effective Amendment No. 90 on August 7, 2014, is incorporated herein by reference.

(4)      Fee Waiver Agreement dated January 15, 2015 by and between CLS and the Trust, on behalf of CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio, and Shelter VI Portfolio is filed herewith.

(5)      Fee Waiver Agreement dated January 15, 2015, by and between Horizon and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund is filed herewith.

(6)      Consulting Agreement dated December 16, 2008, as amended November 3, 2014 by and between Northern Lights Compliance Services, LLC and the Trust, on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income Portfolio and Shelter VI Portfolio previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(7)     Consulting Agreement dated December 15, 2011, as amended April 24, 2014 by and between Northern Lights Compliance Services, LLC and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund previously filed in Post-Effective Amendment No. 90 on August 7, 2014, is incorporated herein by reference.

(i)

Legal Opinion.

(1)    Opinion of Thompson Hine LLP previously filed in Post-Effective Amendment No. 88 on August 1, 2014, is incorporated herein by reference.

(2)    Consent of Thomson Hine LLP is filed herewith.

(j)	Other Opinions . (1) Consent of Tait Weller & Baker LLP is filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements. Form of Shareholder Subscription Agreement by and between Orbitex Management, Inc. and the Trust on behalf of each Fund, previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997, is incorporated by reference.
(m)

Shareholder Services Plan.

(1)     Shareholder Services Plan dated September 23, 2011 on behalf of the Milestone Treasury Obligations Fund previously filed in Post-Effective Amendment No. 61 on February 6, 2012, is incorporated herein by reference.

(2)     Shareholder Services Plan dated April 24, 2014 on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund previously filed in Post-Effective Amendment No. 88 on August 1, 2014, is incorporated herein by reference.

(3)      Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 dated April 24, 2014, as amended November 3, 2014 with respect to Class C shares of the CLS Global Diversified Equity Fund, Class A shares of the Horizon Active Asset Allocation Fund and Horizon Active Risk Assist Fund, Premium Class shares of the Milestone Treasury Obligations Fund, Portfolio shares of the Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio and Shelter VI Portfolio previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(4)      Shareholder Services Plan dated November 3, 2014 on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(n)

Rule 18f-3 Plan.

(1)      Rule 18f-3 Plan for Multiple Classes of Shares dated April 24, 2014, as amended November 3, 2014 previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

(p) (q)

Code of Ethics.

(2)     Code of Ethics of AdvisorOne Funds revised on June 23, 2006, previously filed in Post-Effective Amendment No. 37 on June 28, 2006, is incorporated herein by reference.

(3)     Code of Ethics of NorthStar Financial Services Group, LLC, applicable to CLS Investments, LLC and Northern Lights Distributors, LLC dated April 1, 2013 previously filed in Post-Effective Amendment No. 74 on July 8, 2013 is incorporated herein by reference.

(4)     Code of Ethics of Horizon previously filed in Post-Effective Amendment No. 43 on February 11, 2009, is incorporated herein by reference.

Powers of Attorney.

(1)  Powers of Attorney with respect to Trustees and Officers of the Trust previously filed in Post-Effective Amendment No. 62 on March 15, 2012, in Post-Effective Amendment No. 65 filed on August 28, 2012 and in Post-Effective Amendment No. 68 filed on December 26, 2012 are incorporated herein by reference.

(2)   Power of Attorney with respect to Officer, Brian Curley, previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

CLS Investments, LLC, the investment adviser for the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio, and Shelter VI Portfolio, and Milestone Treasury Obligations Fund; Northern Lights Distributors, LLC, the principal underwriter of each of the AdvisorOne Funds; Gemini Fund Services, LLC, the transfer agent, fund accountant and fund administrator for each of the AdvisorOne Funds, and Northern Lights Compliance Services, LLC, providing compliance services to each of the AdvisorOne Funds, are each Nebraska limited liability companies and wholly owned subsidiaries of NorthStar Financial Services Group, LLC, a Nevada limited liability company.

ITEM 30. INDEMNIFICATION.

Reference is made to the Registrant's Underwriting Agreement dated the 10th day of November 2012.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors, LLC (NLD), its several officers and managers, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and managers, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis or use of marketing materials that are false or misleading (v) Registrant’s failure to properly register Fund shares under applicable state laws, or (vi) actions taken by NLD resulting from NLD’s reliance on instructions received from an officer, agent or legal counsel of the Registrant. The Registrant’s agreement to indemnify NLD, its officers or managers, and any such controlling person will not be deemed to cover any such claim, demand, liability or expense to the extent that it arises out of or is based upon: (i) any such untrue statement, alleged untrue statement, omission or alleged omission made in any Registration Statement or any Prospectus in reliance upon information furnished by NLD, its officers, managers or any such controlling person to the Fund or its representatives for use in the preparation thereof, or (ii) willful misfeasance, bad faith or gross negligence in the performance of NLD’s duties, or by reason of NLD’s reckless disregard of its obligations and duties under the Underwriting Agreement.

Reference is made to Article VI of the Registrant’s Amended Declaration of Trust previously in the Registration Statement on January 29, 1997.

The Registrant will indemnify its Trustees and officers to the extent permitted by law. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision on the merits by a court or other body before whom the proceeding is brought that the Trustees or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the registrant is insured against loss by reason of lawful advances; (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is a reason to believe that the Trustee or officer will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers, controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event  that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of CLS Investments, LLC, the adviser to CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund , CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund and Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio and Shelter VI Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Management” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services”.  The information required by this Item 31 with respect to each manager, officer or partner of CLS Investments, LLC is incorporated by reference to Form ADV filed by CLS Investments, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57265).

Certain information pertaining to the business and other connections of Horizon Investments, LLC, the adviser to Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Management” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services”.  The information required by this Item 31 with respect to each manager, officer or partner of Horizon Investments, LLC is incorporated by reference to Form ADV filed by Horizon Investments, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57316).

ITEM 32. PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to each series of the Registrant, also acts as principal underwriter for the following:

AmericaFirst Quantitative Funds, Arrow ETF Trust, CLA Strategic Allocation Fund, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, GL Beyond Income Fund, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Private Equity Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Texas Tomorrow Fund II (currently known as the Texas Tuition Promise Fund), Texas College Savings Plans, Total Income+ Real Estate Fund, Tributary Funds, Inc. and Two Roads Shared Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC.  NLD is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Brian Nielsen	Manager, Chief Executive Officer, Secretary	Secretary & Chief Legal Officer
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer , FINOP	None
Mike Nielsen	Chief Compliance Officer, AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, OH 45263 provides custodian services to CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio and Shelter VI Portfolio, pursuant to a Custody Agreement between Fifth Third and the Trust.

Bank of New York Mellon, located at One Wall Street, New York, NY 10286 provides custodian services to the Milestone Treasury Obligations Fund pursuant to a Custody Agreement between Bank of New York Mellon and the Trust.

MUFG Union Bank., located at 400 California Street, 6th Floor, San Francisco, CA 94104 provides custodian services to the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund pursuant to a Custody Agreement between Union Bank and the Trust. Gemini Fund Services, LLC (“GFS”) provides services to all Funds and Portfolios in the Trust pursuant to a Fund Services Agreement from the following 2 locations:

•	17605 Wright Street, Suite 2, Omaha, Nebraska 68130
•	80 Arkay Drive, Suite 110, Hauppauge, New York 11788

GFS provides transfer agency, dividend disbursing and fund accounting services, which includes pricing for each of the Funds’ portfolio securities, maintaining records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and records of each shareholder’s account and all disbursement made to shareholders, from the Omaha, Nebraska location. Administrative services, including the maintenance of all other required Fund and Portfolio records are provided from the Hauppauge, New York location.

Northern Lights Compliance Services, LLC (“NLCS”), a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130, provides CCO and compliance services to each Fund and Portfolio of the Trust.

Northern Lights Distributors, LLC, a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130, serves as principal underwriter for each Fund and Portfolio of the Trust and maintains all records required to be maintained pursuant to each Fund’s or Portfolio’s Distribution and Shareholder Services Plan, if applicable, adopted pursuant to Rule 12b-1 under the 1940 Act.

CLS Investments, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130, pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund and Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio and Shelter VI Portfolio.

Horizon Investments, LLC, located at 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277, pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund.

ITEM 34. MANAGEMENT SERVICES.  Not applicable.

ITEM 35. UNDERTAKINGS. None.

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Omaha, State of Nebraska on March 19, 2015.

.

ADVISORONE FUNDS

(Registrant)

By: /s/ Ryan Beach

Ryan Beach, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

By: **

       -------------------------------

Todd Clarke                                                Trustee                                                             March 19, 2015

**

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Eric Clarke                                                 Trustee                                                             March 19, 2015

*

--------------------------

Larry A. Carter                                        Trustee                                                               March 19, 2015

*

--------------------------

John W. Davidson                                  Trustee                                                               March 19, 2015

*

--------------------------

 Edward D. Foy                                         Trustee                                                               March 19, 2015

*

--------------------------

 Gary Lanzen                                            Trustee                                                               March 19, 2015

***

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Brian Curley                                            Treasurer, Principal Financial Officer            March 19, 2015

/s/ Ryan Beach

Ryan Beach                                              Principal, Executive Officer                             March 19, 2015

--------------------------

By: /s/ Brian Nielsen

Brian Nielsen                                           Attorney-in-Fact                                              March 19, 2015

* Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 62 on March 15, 2012, which are incorporated herein by reference.

** Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 68 on December 26, 2012, which are incorporated herein by reference.

*** Pursuant to Power of Attorney previously filed in Post-Effective Amendment No. 96 on November 14, 2014, which is incorporated herein by reference.

Exhibit Index

Fee Waiver Agreement dated January 15, 2015 by and between CLS and the Trust, on behalf of CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund, Milestone Treasury Obligations Fund, Amerigo VI Portfolio, Clermont VI Portfolio, Enhanced Income VI Portfolio, and Shelter VI Portfolio	99.28.(h)(4)
Fee Waiver Agreement dated January 15, 2015, by and between Horizon and the Trust, on behalf of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund	99.28.(h)(5)
Consent of Thompson Hine LLP	99.28.(i)(2)
Consent of Tait Weller & Baker LLP	99.28.(j)(1)